UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                              FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

   Investment Company Act file number           811-5850
                                          -----------------------------

                        OneAmerica Funds, Inc.
   --------------------------------------------------------------------
          (Exact name of registrant as specified in charter)

          1 American Square, Indianapolis, IN, 46282-8216
      --------------------------------------------------------------
          (Address of principal executive offices) (Zip code)

                          Constance E. Lund
            1 American Square, Indianapolis, IN, 46282-8216
         --------------------------------------------------------
               (Name and address of agent for service)

   Registrant's telephone number, including area code: 317-285-1877
                                                      --------------

              Date of fiscal year end: December 31, 2006
                                      ------------------

               Date of reporting period: June 30, 2007
                                        --------------

Form N-CSR is to be used by management investment companies to file reports with the Commission no later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N- CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

                                  JUNE 30, 2007
--------------------------------------------------------------------------------
                     [GRAPHIC OF ONEAMERICA(R) FUNDS, INC.]

[LOGO OF ONEAMERICA (R)   ONEAMERICA(R) FUNDS, INC.
Funds, Inc.]              SEMI-ANNUAL REPORT

                          NOTE: The report and the financial statements contained herein are submitted for the general information of the Participants. The report is not to be distributed to prospective investors as sales literature unless accompanied or preceded by an effective prospectus of OneAmerica Funds, Inc., and AUL American Unit Trust, AUL American Individual Unit Trust, AUL American Individual Variable Life Unit Trust or AUL American Individual Variable Annuity Unit Trust which contains further information concerning the sales charge, expenses and other pertinent information.

                          Registered group and individual variable annuity and variable life contracts issued by American United Life Insurance Company(R) (AUL) are distributed by OneAmerica Securities, Inc., Member NASD, SIPC, a wholly owned subsidiary of AUL.

--------------------------------------------------------------------------------
      P-12757 8/15/07
                          ONEAMERICA(R) FUNDS, INC.

--------------------------------------------------------------------------------

15-059-0807 OneAmerica Funds rep2 2                          8/20/07 11:12:35 AM

--------------------------------------------------------------------------------
                Directors and Officers of OneAmerica Funds, Inc.

Donald J. Stuhldreher, Chairman of the           Gilbert F. Viets, Director (1)
  Board of Directors                                  Deputy Commissioner and Chief of Staff,
Dayton H. Molendorp, President                        Indiana Department of Transportation
Jean L. Wojtowicz, Director (1)                       Indianapolis, Indiana
    President,                                    Stephen J. Helmich, Director (1)
    Cambridge Capital Management Corporation          President, Cathedral High School
    Indianapolis, Indiana                             Indianapolis, Indiana
James W. Murphy, Director                         Daniel Schluge, Assistant Treasurer
Constance E. Lund, Treasurer
Thomas M. Zurek, Secretary

(1) Audit Committee

[PHOTO OF DAYTON H. MOLENDORP]  A Message
                                From
                                The President
                                of One America Funds, Inc.

During the first half of 2007, we continued to experience shifts in investor sentiment and surprises in terms of market movements. Despite the occasional rough patch, we have been enjoying an equity bull market for the past four and a half years. The S&P 500, a commonly used equity benchmark, advanced 7.0 percent during the first six months of the year. This return was achieved despite a sagging U.S. housing market, weakness in domestic economic activity, elevated energy prices and a booming world economy that raised inflationary pressures.

Bond investors also experienced volatility during the first six months of this year. The yield on the 10-year Treasury note hit 5.25 percent during June, its highest level in five years. The sell-off was prompted by worries of increased inflation and the possibility that foreign investors may curb their U.S. bond purchases as they search for higher-yielding investments. As a result, the Lehman Aggregate advanced a meager 1.0 percent during the first half of 2007.

Prospects for the remainder of 2007 are mixed. Even though the U.S. housing slump is expected to remain a major drag on the economy, economists have been raising their growth forecasts for the remainder of the year. However, this also heightens the possibility of increased inflationary pressures in coming months. As a result, even though a majority of investors had anticipated the Federal Reserve would begin lowering short-term interest rates during 2007, any hope of a near-term rate reduction has dimmed dramatically.

Our outlook for stocks has become more subdued in response to recent solid equity performance. Performance during the remainder of the year will likely be "choppy" amid reactions to both positive and negative news. Yields are expected to remain range-bound, although slightly more volatile, given the continued falloff of the subprime market and the uncertainty as to the actions and timing of the Federal Reserve.

Investment performance for the OneAmerica Funds, Inc. for the first half of 2007 was:

PORTFOLIO                                  CLASS O           ADVISOR CLASS
---------                                  -------           -------------
Value Portfolio                             12.8%                 12.7%
Money Market Portfolio                       2.4%                  2.2%
Investment Grade Bond Portfolio              1.1%                  0.9%
Asset Director Portfolio                     9.0%                  8.8%
Socially Responsive Portfolio               12.3%                 12.2%

We are pleased to provide performance results for our newest investment option, the Socially Responsive Portfolio. This equity portfolio, which opened during the first half of 2006, invests primarily in companies that pass rigorous fundamental analysis and also adhere to specific socially responsive principles.

Performance numbers for the OneAmerica portfolios are net of advisory fees and other expenses paid by each portfolio, but do not reflect specified contract charges and mortality and expense risk charges.

Thank you for your continued investment and confidence in OneAmerica Funds, Inc.

                                                         /s/ Dayton H. Molendorp

                                                         Dayton H. Molendorp
                                                         President
                                                         OneAmerica Funds, Inc.

Indianapolis, Indiana
June 30, 2007

                                FEES AND EXPENSES

As a shareholder of the OneAmerica Funds, Inc., you incur management fees, distribution fees (with respect to the Advisor Class), and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 at the beginning of the period and held through the six-month period ended June 30, 2007.

ACTUAL EXPENSES
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                      Beginning      Ending          Annualized
                                       Account       Account       Expense Ratio         Expenses Paid
                                        Value         Value         Based on the           During the
                                      01/01/07      06/30/07      Six-Month Period     Six-Month Period*
                                      ---------     ---------     ----------------     ----------------
Value Portfolio - Class O
  Actual                              $1,000.00     $1,128.00           0.57%               $2.99
  Hypothetical
   (5% return before expenses)         1,000.00      1,021.98           0.57                 2.84
Value Portfolio - Advisor Class
  Actual                               1,000.00      1,127.00           0.87                 4.57
  Hypothetical
   (5% return before expenses)         1,000.00      1,020.49           0.87                 4.35
Money Market - Class O
  Actual                               1,000.00      1,024.00           0.49                 2.47
  Hypothetical
   (5% return before expenses)         1,000.00      1,020.87           0.49                 2.47
Money Market - Advisor Class
  Actual                               1,000.00      1,090.00           0.79                 3.97
  Hypothetical
   (5% return before expenses)         1,000.00      1,020.40           0.79                 3.97
Investment Grade Bond - Class O
  Actual                               1,000.00      1,011.00           0.65                 3.22
  Hypothetical
   (5% return before expenses)         1,000.00      1,021.59           0.65                 3.23
Investment Grade Bond - Advisor Class
  Actual                               1,000.00      1,009.00           0.95                 4.74
  Hypothetical
   (5% return before expenses)         1,000.00      1,020.11           0.95                 4.74
Asset Director - Class O
  Actual                               1,000.00      1,090.00           0.59                 3.05
  Hypothetical
   (5% return before expenses)         1,000.00      1,021.88           0.59                 2.95
Asset Director - Advisor Class
  Actual                               1,000.00      1,088.00           0.89                 4.59
  Hypothetical
   (5% return before expenses)         1,000.00      1,020.40           0.89                 4.44
Socially Responsive - Class O
  Actual                               1,000.00      1,123.00           1.20                 6.30
  Hypothetical
   (5% return before expenses)         1,000.00      1,018.86           1.20                 5.99
Socially Responsive - Advisor Class
  Actual                               1,000.00      1,122.00           1.50                 7.89
  Hypothetical
   (5% return before expenses)         1,000.00      1,017.36           1.50                 7.50

* Expenses for each Portfolio are calculated using the portfolio's annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-months ended 06/30/07. Expenses are calculated by multiplying the annualized expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half-year; and then dividing that result by the number of days in the calendar year. Expense ratios for the most recent fiscal half-year may differ from expense ratios based on the one-year data in the financial highlights.

                             ONEAMERICA FUNDS, INC.
                      STATEMENTS OF ASSETS AND LIABILITIES
                            JUNE 30, 2007 (UNAUDITED)

                                                                                     PORTFOLIO
                                              -----------------------------------------------------------------------------------
                                                                    MONEY           INVESTMENT         ASSET           SOCIALLY
                                                  VALUE             MARKET          GRADE BOND        DIRECTOR        RESPONSIVE
                                              -------------     -------------     -------------     -------------     -----------
ASSETS:
 Investments at value                         $ 449,961,976     $ 218,106,028     $ 130,281,757     $ 346,596,442     $ 5,656,156
 Capital stock sold                                  43,445             5,909             7,272         1,673,123           3,996
 Receivable for investment sold                           -        14,000,000                 -           300,000               -
 Dividends and interest receivable                  453,478           247,728         1,266,724         1,185,208           5,753
 Due from Advisor (Note 2)                                -                 -                 -                 -           6,057
 Prepaid expense                                        900               919               865               864             665
                                              -------------     -------------     -------------     -------------     -----------
     Total assets                               450,459,799       232,360,584       131,556,618       349,755,637       5,672,627
                                              -------------     -------------     -------------     -------------     -----------
LIABILITIES:
 Distribution payable                                     -            57,168                 -                 -               -
 Capital stock redeemed                             494,205           822,492            18,192           327,749           2,747
 Payable for investments purchased                   98,322        13,981,934                 -         2,041,438             843
 Accrued investment advisory fees                   191,496            78,388            50,758           146,701           3,345
 Accrued distribution (12b-1) fee                     7,838             6,882               887             9,112             616
 Accrued expenses                                    56,402            55,798            36,549            69,196          31,840
                                              -------------     -------------     -------------     -------------     -----------
     Total liabilities                              848,263        15,002,662           106,386         2,594,196          39,391
                                              -------------     -------------     -------------     -------------     -----------
NET ASSETS                                    $ 449,611,536     $ 217,357,922     $ 131,450,232     $ 347,161,441     $ 5,633,236
                                              =============     =============     =============     =============     ===========
NET ASSETS BY CLASS OF SHARES
 Class O                                      $ 418,488,594     $ 191,943,683     $ 127,847,638     $ 311,635,689     $ 3,214,845
 Advisor Class                                   31,122,942        25,414,239         3,602,594        35,525,752       2,418,391
                                              -------------     -------------     -------------     -------------     -----------
     Total net assets                         $ 449,611,536     $ 217,357,922     $ 131,450,232     $ 347,161,441     $ 5,633,236
                                              =============     =============     =============     =============     ===========
SHARES OUTSTANDING
 Class O                                         14,284,340       191,943,683        11,779,191        15,286,335         280,422
 Advisor Class                                    1,070,930        25,414,239           333,364         1,750,089         211,247
                                              -------------     -------------     -------------     -------------     -----------
     Total shares outstanding                    15,355,270       217,357,922        12,112,555        17,036,424         491,669
                                              =============     =============     =============     =============     ===========
NET ASSET VALUE PER SHARE
 Class O                                      $       29.30     $        1.00     $       10.85     $       20.39     $     11.46
                                              =============     =============     =============     =============     ===========
 Advisor Class                                $       29.06     $        1.00     $       10.81     $       20.30     $     11.45
                                              =============     =============     =============     =============     ===========
 Investments at cost                          $ 330,721,239     $ 218,106,028     $ 132,795,650     $ 280,409,108     $ 5,055,815
                                              =============     =============     =============     =============     ===========
ANALYSIS OF NET ASSETS:
 Paid-in-capital                              $ 306,529,507     $ 217,357,922     $ 132,445,716     $ 268,680,698     $ 4,960,201
 Undistributed net investment income              2,935,087                40         3,045,161         3,855,425          18,697
 Undistributed net realized gain (loss)          20,906,205               (40)       (1,526,752)        8,437,984          53,997
 Unrealized appreciation (depreciation)         119,240,737                 -        (2,513,893)       66,187,334         600,341
                                              -------------     -------------     -------------     -------------     -----------
                                              $ 449,611,536     $ 217,357,922     $ 131,450,232     $ 347,161,441     $ 5,633,236
                                              =============     =============     =============     =============     ===========

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                            STATEMENTS OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)

                                                                                  PORTFOLIO
                                           ----------------------------------------------------------------------------------
                                                                MONEY           INVESTMENT          ASSET           SOCIALLY
                                               VALUE            MARKET          GRADE BOND         DIRECTOR        RESPONSIVE
                                           ------------      ------------      ------------      ------------      ----------
INVESTMENT INCOME:
 Income:
   Dividends (net of foreign taxes         $  3,294,919      $     34,064      $     58,931      $  1,744,023      $   35,984
     withheld of $118,730, $0, $0,
     $58,854 and $1,420, respectively)
   Interest                                     883,962         5,893,003         3,376,226         3,091,499          16,578
                                           ------------      ------------      ------------      ------------      ----------
                                              4,178,881         5,927,067         3,435,157         4,835,522          52,562
                                           ------------      ------------      ------------      ------------      ----------
EXPENSES:
 Investment advisory fee                      1,062,250           447,145           303,067           801,688          17,875
 Custodian and service agent fee                115,989            73,654            53,825           107,204          35,985
 Distribution (12b-1) fee                        41,013            36,177             5,134            48,163           3,350
 Professional fees                                9,732             6,602             2,827             9,903           9,280
 Printing                                         1,975             4,145             1,896             4,430             143
 Director fees                                    5,940             7,611             7,723             8,715           6,610
 Other                                           10,075            10,531            21,869            11,052           6,715
                                           ------------      ------------      ------------      ------------      ----------
 Total expenses before waiver                 1,246,974           585,865           396,341           991,155          79,958
 Waived fees and reimbursed
  expenses (Note 2)                                   -                 -                 -                 -         (45,966)
                                           ------------      ------------      ------------      ------------      ----------
 Net Expenses                                 1,246,974           585,865           396,341           991,155          33,992
                                           ------------      ------------      ------------      ------------      ----------
    Net investment income                     2,931,907         5,341,202         3,038,816         3,844,367          18,570
                                           ------------      ------------      ------------      ------------      ----------
GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on investments     20,650,536                 -          (165,521)        8,266,645          66,886
 Net change in unrealized appreciation
  (depreciation) on investments              28,008,884                 -        (1,553,115)       15,523,573         507,233
                                           ------------      ------------      ------------      ------------      ----------
    Net gain (loss)                          48,659,420                 -        (1,718,636)       23,790,218         574,119
                                           ------------      ------------      ------------      ------------      ----------
NET INCREASE IN NET ASSETS
 FROM OPERATIONS                           $ 51,591,327      $  5,341,202      $  1,320,180      $ 27,634,585      $  592,689
                                           ============      ============      ============      ============      ==========

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                             PORTFOLIO
                                                 ----------------------------------------------------------------
                                                             VALUE                          MONEY MARKET
                                                 ------------------------------    ------------------------------
                                                   SIX MONTHS       YEAR ENDED      SIX MONTHS       YEAR ENDED
                                                  ENDED 6/30/07    DECEMBER 31,    ENDED 6/30/07     DECEMBER 31,
                                                   (UNAUDITED)         2006         (UNAUDITED)         2006
                                                 ---------------  -------------    --------------   -------------
INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income                          $     2,931,907  $   5,592,147    $    5,341,202   $   9,373,421
  Net realized gain (loss)                            20,650,536     19,574,329                 -               -
  Net change in unrealized
   appreciation (depreciation)                        28,008,884     23,354,209                 -               -
                                                 ---------------  -------------    --------------   -------------
   Net increase (decrease) in net
     assets from operations                           51,591,327     48,520,685         5,341,202       9,373,421
                                                 ---------------  -------------    --------------   -------------
DIVIDENDS AND DISTRIBUTIONS:
  From net investment income
   Class O                                                     -     (5,305,683)       (4,797,255)     (8,664,011)
   Advisor Class                                               -       (283,284)         (543,947)       (709,410)
  From net realized gain
   Class O                                                     -    (24,517,990)                -               -
   Advisor Class                                               -     (1,539,887)                -               -
                                                 ---------------  -------------    --------------   -------------
   Total dividend distributions                                -    (31,646,844)       (5,341,202)     (9,373,421)
                                                 ---------------  -------------    --------------   -------------
SHAREHOLDER TRANSACTIONS:
  Proceeds from shares sold:
   Class O                                             6,817,462     18,836,350        34,434,235      62,858,051
   Advisor Class                                       5,340,728     14,128,556        24,587,007      34,431,952
  Reinvested distributions:
   Class O                                                     -     29,823,673         4,823,189       8,585,216
   Advisor Class                                               -      1,823,171           544,981         702,299
  Cost of shares redeemed:
   Class O                                           (22,717,612)   (34,707,834)      (42,418,037)    (55,823,251)
   Advisor Class                                      (1,722,889)    (1,753,690)      (18,538,572)    (27,394,548)
                                                 ---------------  -------------    --------------   -------------
   Increase (decrease)                               (12,282,311)    28,150,226         3,432,803      23,359,719
                                                 ---------------  -------------    --------------   -------------
   Net increase (decrease) in net assets              39,309,016     45,024,067         3,432,803      23,359,719
   Net assets at beginning of period                 410,302,520    365,278,453       213,925,119     190,565,400
                                                 ---------------  -------------    --------------   -------------
NET ASSETS AT END OF PERIOD                      $   449,611,536  $ 410,302,520    $  217,357,922   $ 213,925,119
                                                 ===============  =============    ==============   =============
 UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
  NET INVESTMENT INCOME INCLUDED IN
  NET ASSETS AT THE END OF THE PERIOD            $     2,935,087  $       3,180    $           40   $          40
                                                 ---------------  -------------    --------------   -------------
CHANGES IN CAPITAL STOCK OUTSTANDING
 Shares sold:
  Class O                                                247,416        704,944        34,434,235      62,858,051
  Advisor Class                                          195,588        536,619        24,587,007      34,431,952
 Reinvested distributions:
  Class O                                                      -      1,142,976         4,823,189       8,585,216
  Advisor Class                                                -         70,333           544,981         702,299
 Shares redeemed:
  Class O                                               (832,793)    (1,325,014)      (42,418,037)    (55,823,251)
  Advisor Class                                          (63,711)       (68,099)      (18,538,572)    (27,394,548)
                                                 ---------------  -------------    --------------   -------------
Net increase (decrease)                                 (453,500)     1,061,759         3,432,803      23,359,719
Shares outstanding at beginning of period             15,808,770     14,747,011       213,925,119     190,565,400
                                                 ---------------  -------------    --------------   -------------
Shares outstanding at end of period                   15,355,270     15,808,770       217,357,922     213,925,119
                                                 ===============  =============    ==============   =============

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                 STATEMENTS OF CHANGES IN NET ASSETS (continued)

                                                                             PORTFOLIO
                                                 ----------------------------------------------------------------
                                                      INVESTMENT GRADE BOND                ASSET DIRECTOR
                                                 ------------------------------    ------------------------------
                                                   SIX MONTHS       YEAR ENDED      SIX MONTHS       YEAR ENDED
                                                  ENDED 6/30/07    DECEMBER 31,    ENDED 6/30/07     DECEMBER 31,
                                                   (UNAUDITED)         2006         (UNAUDITED)         2006
                                                 ---------------  -------------    --------------   -------------
INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income                          $     3,038,816  $   6,477,280    $    3,844,367   $   6,578,130
  Net realized gain (loss)                              (165,521)    (1,150,765)        8,266,645       9,002,774
  Net change in unrealized
   appreciation (depreciation)                        (1,553,115)      (602,216)       15,523,573      11,252,824
                                                 ---------------  -------------    --------------   -------------
   Net increase (decrease) in net assets
     from operations                                   1,320,180      4,724,299        27,634,585      26,833,728
                                                  ---------------  -------------    --------------   -------------
DIVIDENDS AND DISTRIBUTIONS:
  From net investment income
   Class O                                                     -     (6,353,827)                -      (6,007,458)
   Advisor Class                                               -       (174,211)                -        (560,180)
  From net realized gain
   Class O                                                     -              -                 -     (10,608,995)
   Advisor Class                                               -              -                 -      (1,110,398)
                                                 ---------------  -------------    --------------   -------------
   Total dividend distributions                                -     (6,528,038)                -     (18,287,031)
                                                 ---------------  -------------    --------------   -------------
SHAREHOLDER TRANSACTIONS:
  Proceeds from shares sold:
   Class O                                            17,056,125      6,916,803        36,811,328      37,306,290
   Advisor Class                                         715,804      1,675,984         7,219,967      16,009,636
  Reinvested distributions:
   Class O                                                     -      6,353,827                 -      16,616,388
   Advisor Class                                               -        174,211                 -       1,670,573
  Cost of shares redeemed:
   Class O                                           (15,129,783)   (29,901,606)      (21,942,563)    (18,098,661)
   Advisor Class                                        (657,054)    (1,286,632)       (2,549,334)     (5,692,375)
                                                 ---------------  -------------    --------------   -------------
   Increase (decrease)                                 1,985,092    (16,067,413)       19,539,398      47,811,851
                                                 ---------------  -------------    --------------   -------------
   Net increase (decrease) in net assets               3,305,272    (17,871,152)       47,173,983      56,358,548
   Net assets at beginning of period                 128,144,960    146,016,112       299,987,458     243,628,910
                                                 ---------------  -------------    --------------   -------------
NET ASSETS AT END OF PERIOD                      $   131,450,232  $ 128,144,960    $  347,161,441   $ 299,987,458
                                                 ===============  =============    ==============   =============
 UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
  NET INVESTMENT INCOME INCLUDED IN
  NET ASSETS AT THE END OF THE PERIOD            $     3,045,161  $       6,345    $    3,855,425   $      11,058
                                                 ---------------  -------------    --------------   -------------
CHANGES IN CAPITAL STOCK OUTSTANDING
 Shares sold:
  Class O                                              1,575,665        625,247         1,876,377       1,964,544
  Advisor Class                                           66,248        154,029           368,600         850,423
 Reinvested distributions:
  Class O                                                      -        591,604                 -         885,075
  Advisor Class                                                -         16,256                 -          89,230
 Shares redeemed:
  Class O                                             (1,401,564)    (2,736,931)       (1,118,951)       (959,844)
  Advisor Class                                          (60,899)      (117,756)         (126,373)       (302,949)
                                                 ---------------  -------------    --------------   -------------
Net increase (decrease)                                  179,450     (1,467,551)          999,653       2,526,479
Shares outstanding at beginning of period             11,933,105     13,400,656        16,036,771      13,510,292
                                                 ---------------  -------------    --------------   -------------
Shares outstanding at end of period                   12,112,555     11,933,105        17,036,424      16,036,771
                                                 ===============  =============    ==============   =============

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                 STATEMENTS OF CHANGES IN NET ASSETS (continued)

                                                                             PORTFOLIO
                                                                 ------------------------------------
                                                                        SOCIALLY RESPONSIVE
                                                                 ------------------------------------
                                                                                      FOR THE PERIOD
                                                                  SIX MONTHS          MARCH 31, 2006*
                                                                 ENDED 6/30/07            THROUGH
                                                                  (UNAUDITED)        DECEMBER 31, 2006
                                                                 -------------       -----------------
INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income                                          $      18,570         $      17,509
  Net realized gain (loss)                                              66,886               (12,889)
  Net change in unrealized appreciation (depreciation)                 507,233                93,108
                                                                 -------------         -------------
    Net increase (decrease) in net assets from operations              592,689                97,728
                                                                 -------------         -------------
DIVIDENDS AND DISTRIBUTIONS:
  From net investment income
    Class O                                                                  -               (12,331)
    Advisor Class                                                            -                (5,051)
  From net realized gain
    Class O                                                                  -                     -
    Advisor Class                                                            -                     -
                                                                 -------------         -------------
    Total dividend distributions                                             -               (17,382)
                                                                 -------------         -------------
SHAREHOLDER TRANSACTIONS:
  Proceeds from shares sold:
    Class O                                                            400,082             2,512,497
    Advisor Class                                                      366,007             1,832,316
  Reinvested distributions:
    Class O                                                                  -                12,331
    Advisor Class                                                            -                 5,051
  Cost of shares redeemed:
    Class O                                                            (81,198)               (5,009)
    Advisor Class                                                      (37,205)              (44,671)
                                                                 -------------         -------------
    Increase (decrease)                                                647,686             4,312,515
                                                                 -------------         -------------
    Net increase (decrease) in net assets                            1,240,375             4,392,861
    Net assets at beginning of period                                4,392,861                     -
                                                                 -------------         -------------
NET ASSETS AT END OF PERIOD                                      $   5,633,236         $   4,392,861
                                                                 =============         =============
  UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
    NET INVESTMENT INCOME INCLUDED IN
    NET ASSETS AT THE END OF THE PERIOD                          $      18,697         $         127
                                                                 -------------         -------------
CHANGES IN CAPITAL STOCK OUTSTANDING
  Shares sold:
    Class O                                                             37,108               250,128
    Advisor Class                                                       35,173               183,798
  Reinvested distributions:
    Class O                                                                  -                 1,202
    Advisor Class                                                            -                   493
  Shares redeemed:
    Class O                                                             (7,518)                 (498)
    Advisor Class                                                       (3,416)               (4,801)
                                                                 -------------         -------------
Net increase (decrease)                                                 61,347               430,322
Shares outstanding at beginning of period                              430,322                     -
                                                                 -------------         -------------
Shares outstanding at end of period                                    491,669               430,322
                                                                 =============         =============

* Commenced operations March 31, 2006.

   The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                                 VALUE PORTFOLIO
                            JUNE 30, 2006 (UNAUDITED)

                  Description                                     Shares              Value
-------------------------------------------------                --------          ------------
COMMON STOCKS (90.2%)
  Aerospace & Defense (2.6%)
    General Dynamics Corp.                                        32,300           $  2,526,506
    Precision Castparts Corp.                                     77,800              9,441,808
                                                                                   ------------
                                                                                     11,968,314
                                                                                   ------------
  Apparel (6.8%)
    Columbia Sportswear Co.                                      156,100             10,720,948
    Kellwood Co.                                                 200,600              5,640,872
    Liz Claiborne, Inc.                                          146,100              5,449,530
    Wolverine World Wide, Inc.                                   317,650              8,802,082
                                                                                   ------------
                                                                                     30,613,432
                                                                                   ------------
  Automotive & Automotive Components (4.0%)
    Harley-Davidson, Inc.                                        135,100              8,053,311
    Magna International, Inc. Class A                            107,400              9,772,326
                                                                                   ------------
                                                                                     17,825,637
                                                                                   ------------
  Chemicals (1.5%)
    Dow Chemical Co.                                             151,400              6,694,908
                                                                                   ------------
  Computer Hardware & Software (7.7%)
    Autodesk, Inc.*                                              177,900              8,375,532
    Cisco Systems, Inc.*                                         400,400             11,151,140
    Dell Inc.*                                                   259,800              7,417,290
    Hewlett-Packard Co.                                          174,074              7,767,182
                                                                                   ------------
                                                                                     34,711,144
                                                                                   ------------
  Consumer Products (0.2%)
    Helen of Troy, Ltd.*                                          31,100                839,700
                                                                                   ------------
  Diversified Financial Services (9.6%)
    Aegon NV                                                     524,785             10,312,024
    Citigroup, Inc.                                              167,098              8,570,456
    Federated Investors, Inc.                                    244,800              9,383,184
    Investment Technology Group, Inc.*                           151,500              6,564,495
    JP Morgan Chase & Co.                                         94,107              4,559,484
    Washington Mutual, Inc.                                       90,526              3,860,029
                                                                                   ------------
                                                                                     43,249,672
                                                                                   ------------
  Diversified Manufacturing (8.2%)
    Carlisle Cos., Inc.                                          290,400             13,506,504
    Crane Co.                                                    221,800             10,080,810
    Illinois Tool Works, Inc.                                    156,200              8,464,478
    Trinity Industries, Inc.                                     107,125              4,664,223
                                                                                   ------------
                                                                                     36,716,015
                                                                                   ------------
  Electrical Equipment (2.2%)
    Baldor Electric Co.                                          193,993              9,559,975
    FLIR Systems, Inc.*                                            3,800                175,750
                                                                                   ------------
                                                                                      9,735,725
                                                                                   ------------
  Food & Beverage (2.2%)
    The Coca-Cola Co.                                            189,100              9,891,821
                                                                                   ------------
  Health Care (5.7%)
    Johnson & Johnson                                             84,200              5,188,404
    McKesson Corp.                                                99,050              5,907,342
    Medtronic, Inc.                                               82,700              4,288,822
    Merck & Co., Inc.                                             38,900              1,937,220
    Pfizer, Inc.                                                 322,950              8,257,832
                                                                                   ------------
                                                                                     25,579,620
                                                                                   ------------
  Home Furnishings (0.9%)
    Furniture Brands International, Inc.                          56,650                804,430
    La-Z-Boy, Inc.                                               268,250              3,074,145
                                                                                   ------------
                                                                                      3,878,575
                                                                                   ------------
  Industrial Conglomerates (2.1%)
    General Electric Co.                                         245,800              9,409,224
                                                                                   ------------
  Metals & Mining (2.4%)
    Alcoa, Inc.                                                  263,900             10,695,867
                                                                                   ------------
  Oil & Oil Services (7.3%)
    Royal Dutch Shell PLC ADR                                    141,400             11,481,680
    Tidewater, Inc.                                              162,850             11,542,808
    Valero Energy Corp.                                          134,400              9,926,784
                                                                                   ------------
                                                                                     32,951,272
                                                                                   ------------
  Paper and Forest Products (1.1%)
    Wausau Paper Corp.                                           367,800              4,928,520
                                                                                   ------------
  Recreation (3.9%)
    Brunswick Corp.                                              277,200              9,045,036
    Mattel, Inc.                                                 343,600              8,689,644
                                                                                   ------------
                                                                                     17,734,680
                                                                                   ------------
  Retail (5.5%)
    Bed Bath & Beyond, Inc.*                                     169,000              6,082,310
    Best Buy Co., Inc.                                            43,600              2,034,812
    BJ's Wholesale Club, Inc.*                                   187,100              6,741,213
    Home Depot, Inc.                                             248,900              9,794,215
                                                                                   ------------
                                                                                     24,652,550
                                                                                   ------------

                                                        (Continued On Next Page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                           VALUE PORTFOLIO (continued)
                            JUNE 30, 2007 (UNAUDITED)

                    Description                                   Shares              Value
----------------------------------------------------             --------          ------------
COMMON STOCKS (90.2%) (Continued)
  Semiconductors (5.6%)
    Applied Materials, Inc.                                      295,200           $  5,865,624
    Intel Corp.                                                  407,800              9,689,328
    Texas Instruments, Inc.                                      253,800              9,550,494
                                                                                   ------------
                                                                                     25,105,446
                                                                                   ------------
  Telecommunication Services (6.5%)
    Nokia Corp. ADR                                              539,650             15,169,562
    Telefonos de Mexico, Class L ADR                             375,200             14,216,328
                                                                                   ------------
                                                                                     29,385,890
                                                                                   ------------
  Transportation (4.2%)
    Norfolk Southern Corp.                                       185,500              9,751,735
    Werner Enterprises, Inc.                                     448,800              9,043,320
                                                                                   ------------
                                                                                     18,795,055
                                                                                   ------------

      Total common stocks (cost: $288,522,559)                                      405,363,067
                                                                                   ------------
                                                                       Interest    Maturity       Principal
                     Description                                         Rate        Date          Amount         Value
----------------------------------------------------------            ----------  -----------    ----------    ------------
SHORT-TERM NOTES AND BONDS (2.7%)
  COMMERCIAL PAPER (2.7%)
    Banks (0.4%)
      Bank of America Corp.                                               5.353%    08/07/07     $2,000,000    $  1,989,420
                                                                                                               ------------
    Consumer Finance (0.9%)
      America Express Credit Corp.                                         5.313    08/07/07      2,000,000       1,989,420
      General Electric Capital Corp.                                       5.303    07/24/07      2,000,000       1,993,560
                                                                                                               ------------
                                                                                                                  3,982,980
                                                                                                               ------------
    Food, Beverages (0.4%)
      Nestle Capital Corp.                                                 5.282    07/18/07      2,000,000       1,995,300
                                                                                                               ------------
    Insurance (0.5%)
      Prudential Funding Corp.                                             5.242    07/11/07      2,000,000       1,997,360
                                                                                                               ------------
    Integrated Energy (0.5%)
      Chevron Texaco Corp.                                                 5.222    07/10/07      2,000,000       1,997,640
                                                                                                               ------------
        Total short-term notes and bonds (cost: $11,961,325)                                                     11,962,700
                                                                                                               ------------

                                                        (Continued On Next Page)

The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                           VALUE PORTFOLIO (continued)
                            JUNE 30, 2007 (UNAUDITED)

                         Description                              Shares                Value
-------------------------------------------------------------   -----------          ------------
MONEY MARKET MUTUAL FUNDS (5.4%)
  Federated Investors Prime Obligation Fund                      11,256,287          $ 11,256,287
  Goldman Sachs Financial Square Fund                            13,075,000            13,075,000
                                                                                     ------------
        Total money market mutual funds (cost: $24,331,287)                            24,331,287
                                                                                     ------------
MUTUAL FUNDS (1.8%)
  iShares Russell 1000 Value Index Fund (cost: $5,676,640)           93,100             8,075,494
                                                                                     ------------
CASH AND CASH EQUIVALENTS (0.0%)
  BONY Cash Reserve (cost: $229,428)                                229,428               229,428
                                                                                     ------------
TOTAL INVESTMENTS (100.1%) (COST: $330,721,239)                                       449,961,976

LIABILITIES IN EXCESS OF OTHER ASSETS (0.1%)                                             (350,440)
                                                                                     ------------
NET ASSETS (100.0%)                                                                  $449,611,536
                                                                                     ============

* Non-Income producing securities.

The Interest rate for short-term notes reflects the yields for those securities as of June 30, 2007.

Percentages shown are based on total net assets.

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                          REPRESENTATION OF INVESTMENTS
                                 VALUE PORTFOLIO
                            JUNE 30, 2007 (UNAUDITED)

               Industry                       % of Total Net Assets
--------------------------------------        ---------------------
Diversified Financial Services                         9.6%
Diversified Manufacturing                              8.2
Computer Hardware & Software                           7.7
Oil & Oil Services                                     7.3
Apparel                                                6.8
Telecommunication Services                             6.5
Health Care                                            5.7
Semiconductors                                         5.6
Retail                                                 5.5
Money Market Mutual Funds                              5.4
Transportation                                         4.2
Automotive & Automotive Components                     4.0
Recreation                                             3.9
Aerospace & Defense                                    2.6
Food & Beverage                                        2.6
Metals & Mining                                        2.4
Electrical Equipment                                   2.2
Industrial Conglomerates                               2.1
Mutual Funds                                           1.8
Chemicals                                              1.5
Paper and Forest Products                              1.1
Consumer Finance                                       0.9
Home Furnishings                                       0.9
Insurance                                              0.5
Integrated Energy                                      0.5
Banks                                                  0.4
Consumer Products                                      0.2
Cash and Cash Equivalents                                -
                                                     -----
                                                     100.1
Liabilities in excess of other assets                 (0.1)
                                                     -----

TOTAL INVESTMENTS                                    100.0%
                                                     =====

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                                 VALUE PORTFOLIO
                            JUNE 30, 2007 (UNAUDITED)

                                                                       Interest    Maturity      Principal
                     Description                                         Rate        Date         Amount        Value
----------------------------------------------------------            ----------  -----------   -----------  ------------
SHORT-TERM NOTES (98.1%)
  U.S. GOVERNMENT & AGENCY OBLIGATIONS (14.7%)
    Federal Home Loan Bank Discount Notes                                 5.240%    07/11/07    $1,734,000   $  1,731,510
    Federal Home Loan Bank Discount Notes                                 5.130     07/25/07     1,000,000        996,582
    Federal Home Loan Bank Discount Notes                                 5.190     08/10/07     4,000,000      3,977,244
    Federal Home Loan Mortgage Corp. Discount Notes                       5.130     07/30/07     4,600,000      4,580,991
    Federal Agricultural Mortgage Corp. Discount Notes                    5.120     07/05/07       482,000        481,726
    Federal Agricultural Mortgage Corp. Discount Notes                    5.159     07/09/07     1,725,000      1,723,026
    Federal Agricultural Mortgage Corp. Discount Notes                    5.155     07/10/07       772,000        771,005
    Federal Agricultural Mortgage Corp. Discount Notes                    5.139     08/31/07     3,018,000      2,991,715
    Federal Agricultural Mortgage Corp. Discount Notes                    5.144     09/21/07     3,000,000      2,964,843
    Federal Farm Credit Bank Discount Note                                5.169     07/05/07       470,000        469,729
    Federal Farm Credit Bank Discount Note                                5.145     07/19/07       527,000        525,644
    Federal Farm Credit Bank Discount Note                                5.140     07/31/07       390,000        388,330
    Federal Farm Credit Bank Discount Note                                5.191     08/09/07       322,000        320,214
    Federal Farm Credit Bank Discount Note                                5.149     08/13/07       750,000        745,386
    Federal National Mortgage Association Discount Notes                  5.134     07/02/07     3,000,000      2,999,573
    Federal National Mortgage Association Discount Notes                  5.179     07/11/07     1,000,000        998,561
    Federal National Mortgage Association Discount Notes                  5.166     07/16/07     1,507,000      1,503,756
    Federal National Mortgage Association Discount Notes                  5.221     08/08/07     2,600,000      2,585,866
    Tennessee Valley Authority Discount Notes                             5.170     07/05/07     1,300,000      1,299,263
                                                                                                             ------------
                                                                                                               32,054,964
                                                                                                             ------------
COMMERCIAL PAPER (70.6%)
  Automotive (3.4%)
    Honda Motor Company                                                   5.292     07/11/07     1,000,000        998,550
    Honda Motor Company                                                   5.393     07/30/07     3,000,000      2,987,143
    Honda Motor Company                                                   5.292     07/31/07     3,500,000      3,484,775
                                                                                                             ------------
                                                                                                                7,470,468
                                                                                                             ------------
  Banks (4.7%)
    Bank of America Corp.                                                 5.302     07/05/07     1,000,000        999,419
    Bank of America Corp.                                                 5.322     07/20/07       350,000        349,030
    Bank of America Corp.                                                 5.322     07/27/07     2,650,000      2,639,952
    Bank of America Corp.                                                 5.272     08/21/07     1,000,000        992,633
    Bank of America Corp.                                                 5.312     08/28/07     2,500,000      2,478,894
    National City Bank                                                    5.292     07/19/07     2,800,000      2,792,685
                                                                                                             ------------
                                                                                                               10,252,613
                                                                                                             ------------
  Chemical - Diversified (0.9%)
    BASF Aktiengesells CPDS                                               5.312     07/03/07     1,000,000        999,709
    E.I. Du Pont De Nemours & Co.                                         5.282     07/26/07     1,000,000        996,382
                                                                                                             ------------
                                                                                                                1,996,091
                                                                                                             ------------
  Computers (3.5%)
    Hewlett Packard Co.                                                   5.333     07/17/07     5,000,000      4,988,311
    Hewlett Packard Co.                                                   5.343     07/19/07     2,610,000      2,603,123
                                                                                                             ------------
                                                                                                                7,591,434
                                                                                                             ------------
  Consumer Finance (15.8%)
    American Express Credit Corp.                                         5.333     07/03/07     1,000,000        999,708
    American Express Credit Corp.                                         5.302     07/13/07     2,500,000      2,495,642

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                       MONEY MARKET PORTFOLIO (continued)
                            JUNE 30, 2007 (UNAUDITED)

                                                                       Interest    Maturity      Principal
                     Description                                         Rate        Date         Amount        Value
----------------------------------------------------------            ----------  -----------   -----------  ------------
SHORT-TERM NOTES (98.1%) (Continued)
  COMMERCIAL PAPER (70.6%) (Continued)
    American Express Credit Corp.                                         5.282%    07/20/07    $2,000,000   $  1,994,501
    American Express Credit Corp.                                         5.262     08/20/07     2,500,000      2,481,979
    America General Finance Corp.                                         5.338     07/02/07     3,000,000      2,999,561
    America General Finance Corp.                                         5.343     07/11/07     1,500,000      1,497,804
    America General Finance Corp.                                         5.322     07/23/07     3,000,000      2,990,375
    Siemens Capital Corp.                                                 5.333     07/16/07     4,000,000      3,991,249
    Siemens Capital Corp.                                                 5.323     08/09/07     2,000,000      1,988,625
    Toyota Motor Credit Corp.                                             5.282     07/03/07     4,000,000      3,998,842
    Toyota Motor Credit Corp.                                             5.333     07/11/07     1,000,000        998,539
    Toyota Motor Credit Corp.                                             5.292     07/25/07     2,500,000      2,491,300
    UBS Finance Delaware, LLC                                             5.312     07/12/07     1,000,000        998,399
    UBS Finance Delaware, LLC                                             5.297     08/10/07     4,500,000      4,473,875
                                                                                                             ------------
                                                                                                               34,400,399
                                                                                                             ------------
  Diversified Financial Services (10.8%)
    Citigroup Funding Inc.                                                 5.373    07/03/07     1,500,000      1,499,558
    Citigroup Funding Inc.                                                 5.328    08/06/07     6,000,000      5,968,470
    General Electric Capital Corp.                                         5.312    07/23/07     2,000,000      1,993,595
    General Electric Capital Corp.                                         5.302    07/30/07     3,000,000      2,987,361
    General Electric Capital Corp.                                         5.302    09/07/07     3,500,000      3,465,424
    IBM Credit Corp.                                                       5.302    07/24/07     1,300,000      1,295,656
    IBM Credit Corp.                                                       5.302    07/25/07     2,700,000      2,690,586
    IBM Credit Corp.                                                       5.322    07/26/07     3,500,000      3,487,240
                                                                                                             ------------
                                                                                                               23,387,890
                                                                                                             ------------
  Education (1.6%)
    Harvard University                                                     5.226    07/18/07     3,500,000      3,491,480
                                                                                                             ------------
  Electric Integrated (2.3%)
    Florida Power & Light Co.                                              5.373    07/24/07     5,000,000      4,983,069
                                                                                                             ------------
  Electric Products (3.1%)
    Emerson Electric Co.                                                   5.322    07/24/07     2,500,000      2,491,615
    Emerson Electric Co.                                                   5.322    07/26/07     4,300,000      4,284,323
                                                                                                             ------------
                                                                                                                6,775,938
                                                                                                             ------------
  Food, Beverages (5.0%)
    The Coca-Cola Co.                                                      5.292    07/09/07     2,200,000      2,197,448
    The Coca-Cola Co.                                                      5.302    07/13/07       931,000        929,377
    Nestle Capital Corp.                                                   5.312    08/10/07     1,200,000      1,193,013
    Nestle Capital Corp.                                                   5.262    08/22/07     5,000,000      4,962,517
    Nestle Capital Corp.                                                   5.262    08/24/07     1,500,000      1,488,322
                                                                                                             ------------
                                                                                                               10,770,677
                                                                                                             ------------
  Finance - Leasing (1.8%)
    Pitney Bowes                                                           5.322    07/16/07     2,000,000      1,995,625
    Pitney Bowes                                                           5.312    07/17/07     2,000,000      1,995,342
                                                                                                             ------------
                                                                                                                3,990,967
                                                                                                             ------------
  Insurance (6.7%)
    American International Group Funding, Inc.                             5.307    07/05/07     3,100,000      3,098,197
    American International Group Funding, Inc.                             5.318    07/10/07     4,500,000      4,494,094

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                       MONEY MARKET PORTFOLIO (continued)
                            JUNE 30, 2007 (UNAUDITED)

                                                                       Interest    Maturity      Principal
                     Description                                         Rate        Date         Amount        Value
----------------------------------------------------------            ----------  -----------   -----------  ------------
SHORT-TERM NOTES (98.1%) (continued)
  COMMERCIAL PAPER (70.6%) (continued)
      Prudential Funding Corp.                                            5.312%    07/06/07    $3,600,000   $  3,597,380
      Prudential Funding Corp.                                            5.312     07/26/07     3,400,000      3,387,628
                                                                                                             ------------
                                                                                                               14,577,299
                                                                                                             ------------
    Medical - Drugs (3.5%)
      Abbott Laboratories                                                 5.302     07/06/07     4,560,000      4,556,688
      Abbott Laboratories                                                 5.353     07/09/07     1,000,000        998,827
      Abbott Laboratories                                                 5.333     07/13/07     2,000,000      1,996,493
                                                                                                             ------------
                                                                                                                7,552,008
                                                                                                             ------------
    Medical Products (0.7%)
      Johnson & Johnson                                                   5.251     07/09/07     1,491,000      1,489,284
                                                                                                             ------------
    Pipelines (3.7%)
      Colonial Pipeline Co.                                               5.384     07/02/07     4,800,000      4,799,295
      Colonial Pipeline Co.                                               5.393     07/03/07       800,000        799,764
      Colonial Pipeline Co.                                               5.393     07/05/07     2,400,000      2,398,587
                                                                                                             ------------
                                                                                                                7,997,646
                                                                                                             ------------
    Transport Service (3.1%)
      United Parcel Services                                              5.241     07/27/07     3,700,000      3,686,185
      United Parcel Services                                              5.262     08/27/07     3,000,000      2,975,347
                                                                                                             ------------
                                                                                                                6,661,532
                                                                                                             ------------
  VARIABLE RATE DEMAND NOTES (6.3%)**
      Chatham Capital Corp. (backed by 5/3rd Bank LOC)                    5.345     11/01/28       900,000        900,000
      Community Housing Development
        (backed by Wells Fargo Bank LOC)                                  5.399     08/01/24       900,000        900,000
      Connecticut Water (backed by Citizen Bank of RI LOC)                5.320     01/04/29     1,500,000      1,500,000
      National City Bank                                                  5.370     05/15/07     4,250,000      3,001,423
      PCP Investors LLC (backed by Wells Fargo Bank LOC)                  5.399     12/01/24       825,000        825,000
      Pineview (backed by 5/3rd Bank LOC)                                 5.349     01/01/23       400,000        400,000
      Rockwood Quarry LLC (backed by 5/3rd Bank LOC)                      5.349     12/01/22     4,200,000      4,200,000
      UBS AG Stamford Connecticut                                         5.289     06/16/08     2,000,000      2,000,000
                                                                                                             ------------
                                                                                                               13,726,423
                                                                                                             ------------
  CORPORATE BONDS (6.5%)
    Chemicals (2.5%)
      E.I. Du Pont De Nemours & Co.                                       6.750     09/01/07     3,000,000      3,006,950
      E.I. Du Pont De Nemours & Co.                                       3.375     11/15/07     2,500,000      2,482,034
                                                                                                             ------------
                                                                                                                5,488,984
                                                                                                             ------------
    Commercial Banks (2.6%)
      BASF Aktiengesells Finance EUR FLTR                                 5.353     07/18/08     4,000,000      4,000,000
      National City Bank of Indiana                                       4.875     07/20/07     1,663,000      1,662,601
                                                                                                             ------------
                                                                                                                5,662,601
                                                                                                             ------------
    Electric Integrated (0.5%)
      Florida Power & Light Co.                                           5.551     02/16/08     1,000,000        999,843
                                                                                                             ------------

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                       MONEY MARKET PORTFOLIO (continued)
                            JUNE 30, 2007 (UNAUDITED)

                                                                       Interest    Maturity      Principal
                     Description                                         Rate        Date         Amount        Value
----------------------------------------------------------            ----------  -----------  ------------  ------------
SHORT-TERM NOTES (98.1%) (continued)
  CORPORATE BONDS (6.5%) (continued)
    Retail (0.9%)
      Wal-Mart                                                            4.375%    07/12/07    $2,000,000   $  1,999,426
                                                                                                             ------------
        Total short-term notes (cost: $213,321,036)                                                           213,321,036
                                                                                                             ------------

                                                                                                  Shares
                                                                                               ------------
MONEY MARKET MUTUAL FUNDS (2.2%)
      Dreyfus Masternote Account                                                                    10,000         10,000
      Federated Investors Prime Obligation Fund                                                  2,825,000      2,825,000
      Wells Fargo Cash Invest MM-I                                                               1,925,000      1,925,000
                                                                                                             ------------
        Total money market mutual funds (cost: $4,760,000)                                                      4,760,000
                                                                                                             ------------
CASH AND CASH EQUIVALENTS (0.0%)
      BONY Cash Reserve (cost: $24,992)                                                             24,992         24,992
                                                                                                             ------------
TOTAL INVESTMENTS (100.3%) (COST: $218,106,028)                                                               218,106,028

LIABILITIES IN EXCESS OF OTHER ASSETS ( 0.3%)                                                                    (748,106)
                                                                                                             ------------
NET ASSETS (100.0%)                                                                                          $217,357,922
                                                                                                             ============

** Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at June 30, 2007.

The interest rate for short-term notes reflects the yields for those securities as of June 30, 2007.

Cost represents amortized cost.

Percentages shown are based on total net assets.

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                          REPRESENTATION OF INVESTMENTS
                             MONEY MARKET PORTFOLIO
                            JUNE 30, 2007 (UNAUDITED)

               Industry                       % of Total Net Assets
--------------------------------------        ---------------------
Commercial Paper                                      70.6%
U.S. Government & Agency Obligations                  14.7
Corporate Bonds                                        6.5
Variable Rate Demand Notes                             6.3
Money Market Mutual Funds                              2.2
Cash and Cash Equivalents                              0.0
                                                     -----
                                                     100.3
Liabilities in excess of other assets                 (0.3)
                                                     -----

TOTAL INVESTMENTS                                    100.0%
                                                     =====

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                         INVESTMENT GRADE BOND PORTFOLIO
                            JUNE 30, 2007 (UNAUDITED)

                                                                       Interest    Maturity      Principal
                     Description                                         Rate        Date         Amount        Value
----------------------------------------------------------            ----------  -----------   -----------  ------------
LONG-TERM NOTES AND BONDS (94.8%)
  U.S. GOVERNMENT & AGENCY OBLIGATIONS (20.8%)
    FHLMC                                                                 5.200%    03/05/19    $  700,000   $    672,697
    Housing Urban Development                                             4.850     08/01/11       900,000        886,833
    Housing Urban Development                                             5.670     08/01/16       800,000        797,256
    Tennessee Valley Authority                                            6.250     12/15/17       900,000        954,156
    U.S. Treasury Bonds                                                   7.875     02/15/21       900,000      1,132,523
    U.S. Treasury Bonds                                                   7.250     08/15/22     3,250,000      3,934,278
    U.S. Treasury Bonds                                                   6.250     08/15/23       550,000        610,715
    U.S. Treasury Bonds                                                   5.375     02/15/31     1,750,000      1,797,031
    U.S. Treasury Notes                                                   4.875     05/15/09     6,600,000      6,596,904
    U.S. Treasury Notes                                                   4.750     05/31/12       650,000        644,922
    U.S. Treasury Notes                                                   4.000     02/15/15     2,900,000      2,715,577
    U.S. Treasury Notes                                                   4.125     05/15/15     3,300,000      3,109,993
    U.S. Treasury Notes                                                   4.250     08/15/15       750,000        711,621
    U.S. Treasury Notes                                                   4.500     02/15/16       700,000        674,680
    U.S. Treasury Notes                                                   4.625     02/15/17     1,450,000      1,404,235
    U.S. Treasury Notes                                                   4.500     05/15/17       700,000        671,125
                                                                                                             ------------
                                                                                                               27,314,546
                                                                                                             ------------
MORTGAGE-BACKED AND ASSET-BACKED SECURITIES (53.2%)
    Atlantic City Electric Transition Funding LLC,
      Ser. 2002-1, Cl. A3                                                 4.910     07/20/17     1,000,000        970,816
    Banc of America Commercial Mortgage, Inc.,
      Ser. 2006-5, Cl. Aab                                                5.379     09/10/47       900,000        882,271
    Bear Stearns Commercial Mortgage Securities,
      Ser. 2006-PW13, Cl. Aab                                             5.530     09/11/41     1,300,000      1,282,433
    Bear Stearns Commercial Mortgage Securities,
      Ser. 2006-PW14, Cl. A3                                              5.209     12/11/38       600,000        582,350
    Bear Stearns Commercial Mortgage Securities,
      Ser. 2007-PW15, Cl. Aab                                             5.315     02/11/44       650,000        631,469
    Centerpoint Energy Transition Bond Co.,
      Ser. 2005-A, Cl. A2                                                 4.970     08/01/14       600,000        590,928
    Citigroup Commercial Mortgage Trust,
      Ser. 2006-C5, Cl. Asb                                               5.413     10/15/49     1,200,000      1,173,820
    Commercial Mortgage PASS-THRU,
      Ser. 2006-C8, Cl. Aab                                               5.291     12/10/46       650,000        632,014
    Crown Castle Towers, Ser. 2006-1A, Cl. Afx                            5.245     11/15/36       600,000        589,507
    CSFB, Ser. 2005-C5, Cl. Aab                                           5.100     08/15/38     1,200,000      1,163,641
    FHLMC Gold Pool #A48197                                               6.500     01/01/36     1,456,233      1,471,892
    FHLMC Gold Pool #A56247                                               6.000     01/01/37     1,861,469      1,845,663
    FHLMC Gold Pool #A57135                                               5.500     02/01/37     1,481,867      1,429,245
    FHLMC Gold Pool #A58278                                               5.000     03/01/37     1,930,376      1,809,345
    FHLMC Gold Pool #J05930                                               5.500     03/01/21     2,697,523      2,657,501
    FHLMC Gold Pool #A11823                                               5.000     08/01/33       109,094        102,813
    FHLMC Gold Pool #A16641                                               5.500     12/01/33       232,847        225,688
    FHLMC Gold Pool #A27124                                               6.000     10/01/34       122,985        122,272
    FHLMC Gold Pool #A28876                                               6.000     11/01/34       719,790        715,616
    FHLMC Gold Pool #A40159                                               5.500     11/01/35        48,161         46,559
    FHLMC Gold Pool #A40754                                               6.500     12/01/35       668,210        676,029
    FHLMC Gold Pool #A41968                                               5.500     01/01/36       511,670        494,647

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                   INVESTMENT GRADE BOND PORTFOLIO (continued)
                            JUNE 30, 2007 (UNAUDITED)

                                                                       Interest    Maturity      Principal
                          Description                                    Rate        Date         Amount        Value
------------------------------------------------------------------    ----------  -----------   -----------  ------------
LONG-TERM NOTES AND BONDS (94.8%) (continued)
  MORTGAGE-BACKED AND ASSET-BACKED SECURITIES (53.2%) (continued)
    FHLMC Gold Pool #A43870                                               6.500%    03/01/36    $  305,158    $    308,440
    FHLMC Gold Pool #A45624                                               5.500     06/01/35        51,807          50,083
    FHLMC Gold Pool #A49346                                               6.500     05/01/36       270,947         273,861
    FHLMC Gold Pool #A51101                                               6.000     07/01/36       310,037         307,405
    FHLMC Gold Pool #A58965                                               5.500     04/01/37     1,240,369       1,196,323
    FHLMC Gold Pool #B12969                                               4.500     03/01/19       219,481         209,269
    FHLMC Gold Pool #B19462                                               5.000     07/01/20     1,090,493       1,054,859
    FHLMC Gold Pool #C01086                                               7.500     11/01/30        65,052          67,926
    FHLMC Gold Pool #C01271                                               6.500     12/01/31       114,900         117,248
    FHLMC Gold Pool #C01302                                               6.500     11/01/31        36,937          37,692
    FHLMC Gold Pool #C01676                                               6.000     11/01/33     5,283,041       5,260,646
    FHLMC Gold Pool #C14364                                               6.500     09/01/28        39,906          40,774
    FHLMC Gold Pool #C14872                                               6.500     09/01/28         5,228           5,342
    FHLMC Gold Pool #C20300                                               6.500     01/01/29        44,524          45,492
    FHLMC Gold Pool #C28221                                               6.500     06/01/29        16,597          16,957
    FHLMC Gold Pool #C35377                                               7.000     01/01/30         7,590           7,850
    FHLMC Gold Pool #C41636                                               8.000     08/01/30         6,172           6,508
    FHLMC Gold Pool #C56017                                               6.500     03/01/31       383,328         391,237
    FHLMC Gold Pool #C61802                                               5.500     12/01/31       707,150         685,358
    FHLMC Gold Pool #C64936                                               6.500     03/01/32        59,464          60,571
    FHLMC Gold Pool #C65674                                               7.000     03/01/32        17,866          18,420
    FHLMC Gold Pool #C68790                                               6.500     07/01/32       265,318         270,256
    FHLMC Gold Pool #C74741                                               6.000     12/01/32       272,103         271,325
    FHLMC Gold Pool #C79460                                               5.500     05/01/33       274,196         265,765
    FHLMC Gold Pool #C79886                                               6.000     05/01/33       553,539         551,279
    FHLMC Gold Pool #E00543                                               6.000     04/01/13        38,215          38,556
    FHLMC Gold Pool #E00565                                               6.000     08/01/13        29,818          30,084
    FHLMC Gold Pool #E00957                                               6.000     02/01/16        53,547          53,861
    FHLMC Gold Pool #E01007                                               6.000     08/01/16        40,288          40,520
    FHLMC Gold Pool #E01085                                               5.500     12/01/16        80,356          79,466
    FHLMC Gold Pool #E01136                                               5.500     03/01/17       210,767         208,378
    FHLMC Gold Pool #E01216                                               5.500     10/01/17       199,892         197,626
    FHLMC Gold Pool #E01378                                               5.000     05/01/18       412,448         400,186
    FHLMC Gold Pool #E71048                                               6.000     07/01/13         1,763           1,778
    FHLMC Gold Pool #E72468                                               5.500     10/01/13        16,739          16,626
    FHLMC Gold Pool #E74118                                               5.500     01/01/14        93,408          92,761
    FHLMC Gold Pool #E77035                                               6.500     05/01/14        44,494          45,523
    FHLMC Gold Pool #E77962                                               6.500     07/01/14        68,924          70,517
    FHLMC Gold Pool #E78727                                               6.500     10/01/14         2,048          2,096
    FHLMC Gold Pool #E82543                                               6.500     03/01/16        62,088          63,445
    FHLMC Gold Pool #E85127                                               6.000     08/01/16        23,997          24,135
    FHLMC Gold Pool #E85353                                               6.000     09/01/16        96,417          96,973
    FHLMC Gold Pool #E89823                                               5.500     05/01/17       250,629         247,788
    FHLMC Gold Pool #E90912                                               5.500     08/01/17        75,346          74,492
    FHLMC Gold Pool #E91139                                               5.500     09/01/17       264,484         261,485
    FHLMC Gold Pool #E91646                                               5.500     10/01/17       523,186         517,256
    FHLMC Gold Pool #E92047                                               5.500     10/01/17       293,873         290,541
    FHLMC Gold Pool #E92196                                               5.500     11/01/17        54,920          54,298
    FHLMC Gold Pool #E95159                                               5.500     03/01/18       375,901         371,550
    FHLMC Gold Pool #E95734                                               5.000     03/01/18     1,793,911       1,740,580

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                   INVESTMENT GRADE BOND PORTFOLIO (continued)
                            JUNE 30, 2007 (UNAUDITED)

                                                                       Interest    Maturity      Principal
                         Description                                     Rate        Date         Amount        Value
-----------------------------------------------------------------     ----------  -----------   -----------  ------------
LONG-TERM NOTES AND BONDS (94.8%) (continued)
  MORTGAGE-BACKED AND ASSET-BACKED SECURITIES (53.2%) (continued)
    FHLMC Gold Pool #G01091                                               7.000%    12/01/29    $   44,009   $     45,514
    FHLMC Gold Pool #G02060                                               6.500     01/01/36     1,733,075      1,753,354
    FHLMC Gold Pool #G08016                                               6.000     10/01/34     2,272,972      2,259,793
    FHLMC Gold Pool #G10817                                               6.000     06/01/13        37,972         38,311
    FHLMC Gold Pool #G11753                                               5.000     08/01/20       768,394        743,285
    FHLMC Gold Pool #J01380                                               5.500     03/01/21     2,554,447      2,516,549
    FHLMC Gold Pool #A44969                                               6.500     04/01/36     1,169,616      1,182,193
    FHLMC Pool #A56634                                                    5.000     01/01/37       452,834        424,443
    FHLMC Pool #A56829                                                    5.000     01/01/37       110,652        103,715
    FHLMC Series 2424 Class OG CMO                                        6.000     03/15/17     1,500,000      1,512,291
    FHLMC Series 2835 Class MD CMO                                        4.500     08/15/19       850,000        779,827
    FHLMC Series 2947 Class VA CMO                                        5.000     03/15/16       732,529        714,279
    FHLMC Series 3020 Class VA CMO                                        5.500     11/15/14     1,678,296      1,671,993
    FNMA CMO 2002-86 KM CMO                                               5.000     12/25/17     2,150,000      2,075,452
    FNMA Pool #253798                                                     6.000     05/01/16         2,486          2,501
    FNMA Pool #356565                                                     5.500     09/01/17     1,571,548      1,554,279
    FNMA Pool #357637                                                     6.000     11/01/34     2,558,033      2,539,670
    FNMA Pool #545929                                                     6.500     08/01/32       200,861        204,450
    FNMA Pool #555591                                                     5.500     07/01/33       708,503        686,573
    FNMA Pool #572020                                                     6.000     04/01/16        46,448         46,732
    FNMA Pool #578974                                                     6.000     05/01/16        78,494         78,982
    FNMA Pool #579170                                                     6.000     04/01/16        24,331         24,480
    FNMA Pool #584953                                                     7.500     06/01/31        15,151         15,818
    FNMA Pool #585097                                                     6.000     05/01/16       159,913        160,891
    FNMA Pool #651220                                                     6.500     07/01/32       214,678        218,514
    FNMA Pool #781776                                                     6.000     10/01/34       271,294        269,346
    FNMA Pool #797509                                                     4.500     03/01/35     1,613,909      1,469,058
    FNMA Pool #797536                                                     4.500     04/01/35     1,214,066      1,105,102
    FNMA Pool #936760                                                     5.500     06/01/37     1,398,629      1,348,963
    GNMA CMO 2002-88 GW                                                   5.500     09/20/19     1,000,000        966,110
    GNMA Pool #424739                                                     7.500     05/15/26        33,973         35,617
    GNMA Pool #443216                                                     8.000     07/15/27        23,041         24,444
    GNMA Pool #452827                                                     7.500     02/15/28        28,525         29,900
    GNMA Pool #457453                                                     7.500     10/15/27         8,385          8,791
    GNMA Pool #479743                                                     7.500     11/15/30        26,222         27,469
    GNMA Pool #511723                                                     7.500     10/15/30        41,867         43,859
    GNMA Pool #511778                                                     7.500     11/15/30       100,478        105,258
    GNMA Pool #529534                                                     8.000     08/15/30         9,284          9,861
    GNMA Pool #540356                                                     7.000     05/15/31       101,505        105,792
    GNMA Pool #542083                                                     7.000     01/15/31        21,084         21,975
    GNMA Pool #552466                                                     6.500     03/15/32       119,635        122,052
    GNMA Pool #570323                                                     6.000     02/15/32        36,380         36,307
    GNMA Pool #574395                                                     6.000     01/15/32       807,731        806,101
    GNMA Pool #577653                                                     6.000     08/15/32        66,808         66,673
    GNMA Pool #585467                                                     6.000     08/15/32       216,978        216,540
    GNMA Pool #591025                                                     6.500     10/15/32       179,476        183,101
    LBUBS Commercial Mortgage Trust, Ser. 2006-C7, Cl. A2                 5.300     11/15/38     1,800,000      1,777,024
    Merrill Lynch Country Wide Commercial Mortgage Trust,
      Ser. 2007-5, Cl. ASB                                                5.362     10/12/16       650,000        632,173

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                   INVESTMENT GRADE BOND PORTFOLIO (continued)
                            JUNE 30, 2007 (UNAUDITED)

                                                                       Interest    Maturity      Principal
                           Description                                   Rate        Date         Amount        Value
----------------------------------------------------------            ----------  -----------   -----------  ------------
LONG-TERM NOTES AND BONDS (94.8%) (continued)
  MORTGAGE-BACKED AND ASSET-BACKED SECURITIES (53.2%) (continued)
    Morgan Stanley Capital I, Ser. 2006-IQ12, Cl. Aab                     5.325%    12/15/43    $  650,000   $    632,998
    Small Business Administration Participation Certificates,
      Ser. 2006-10A, Cl. 1                                                5.524     03/10/16     1,000,000        982,300
    Small Business Administration Participation Certificates,
      Ser. 2006-20C, Cl. 1                                                5.570     03/01/26       958,787        953,429
                                                                                                             ------------
                                                                                                               69,972,058
                                                                                                             ------------
  CORPORATE OBLIGATIONS (20.8%)
    Auto Rental (0.6%)
      ERAC USA Finance Co. Series 144A                                    5.600     05/01/15       800,000        767,867
                                                                                                             ------------

    Automotive (0.0%)
      Daimler Chrysler North America Holdings                             7.750     01/18/11        37,000         39,379
                                                                                                             ------------

    Banks (0.5%)
      Bank of Oklahoma                                                    5.750     05/15/17       600,000        590,734
                                                                                                             ------------

    Chemicals (0.2%)
      Chemtura Corp.                                                      6.875     06/01/16       300,000        283,500
      E.I. Du Pont De Nemours Co.                                         6.875     10/15/09        37,000         38,218
                                                                                                             ------------
                                                                                                                  321,718
                                                                                                             ------------
    Commercial Banks (0.6%)
      Bank of America Corp.                                               7.400     01/15/11        37,000         39,172
      Bank One Corp.                                                      7.875     08/01/10        37,000         39,508
      First Union National Bank                                           7.800     08/18/10        37,000         39,275
      State Street Bank & Trust                                           5.300     01/15/16       600,000        582,774
      US Bank North America                                               6.375     08/01/11        37,000         38,116
                                                                                                             ------------
                                                                                                                  738,845
                                                                                                             ------------
    Commercial Services & Supplies (0.9%)
      Waste Management, Inc.                                              6.875     05/15/09     1,100,000      1,124,998
                                                                                                             ------------
    Computer - Software (0.5%)
      Computer Associates Inc. Series 144A                                5.625     12/01/14       700,000        652,672
                                                                                                             ------------

    E&P Services (0.6%)
      Seacor Holdings, Inc.                                               5.875     10/01/12       805,000        780,275
                                                                                                             ------------

    Electric Utility (1.5%)
      Arizona Public Service Co.                                          6.375     10/15/11       600,000        611,702
      Entergy Gulf States, Inc.                                           4.875     11/01/11       650,000        622,872
      NiSource Finance Corp.                                              7.875     11/15/10        37,000         39,397
      Potomac Edison Co.                                                  5.350     11/15/14       700,000        677,832
                                                                                                             ------------
                                                                                                                1,951,803
                                                                                                             ------------
    Finance Companies (1.2%)
      Ford Motor Credit Corp.                                             7.000     10/01/13       800,000        741,197
      General Electric Capital Corp.                                      7.375     01/19/10        37,000         38,727

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                   INVESTMENT GRADE BOND PORTFOLIO (continued)
                            JUNE 30, 2007 (UNAUDITED)

                                                                       Interest    Maturity      Principal
                     Description                                         Rate        Date         Amount        Value
----------------------------------------------------------            ----------  -----------   -----------  ------------
LONG-TERM NOTES AND BONDS (94.8%) (continued)
  CORPORATE OBLIGATIONS (20.8%) (continued)
    Goldman Sachs Group, Inc.                                             6.875%    01/15/11    $   37,000   $     38,486
    HSBC Finance Corp.                                                    6.750     05/15/11        37,000         38,407
    J.P. Morgan Chase & Co.                                               6.750     02/01/11        37,000         38,441
    Merrill Lynch & Co.                                                   6.000     02/17/09        37,000         37,331
    SLM Corp.                                                             4.500     07/26/10       700,000        647,230
                                                                                                             ------------
                                                                                                                1,579,819
                                                                                                             ------------
    Food Products (0.0%)
      Kellogg Company                                                     6.600     04/01/11        37,000         38,253
                                                                                                             ------------
    Gas-Distribution (1.0%)
      Atmos Energy Corp.                                                  4.950     10/15/14       600,000        558,707
      Southwest Gas Corp.                                                 7.625     05/15/12       650,000        692,371
                                                                                                             ------------
                                                                                                                1,251,078
                                                                                                             ------------
    Health Care Services (0.4%)
      Quest Diagnostic Inc.                                               6.950     07/01/37       550,000        556,223
                                                                                                             ------------

    Healthcare Equipment & Supplies (0.7%)
      Hospira, Inc.                                                       5.900     06/15/14     1,000,000        979,504
                                                                                                             ------------
    Independent Energy (1.8%)
      Chesapeake Energy Corp.                                             7.750     01/15/15       650,000        661,375
      Pioneer Natural Resource                                            7.200     01/15/28       600,000        554,627
      Southwestern Energy Co.                                             7.125     10/10/17       500,000        492,404
      Union Pacific Resources                                             7.050     05/15/18       600,000        619,692
                                                                                                             ------------
                                                                                                                2,328,098
                                                                                                             ------------
    Insurance (2.1%)
      Allstate Life Global Funding                                        4.250     02/26/10       700,000        680,051
      Metropolitan Life Global Funding Series 144A                        4.625     08/19/10       800,000        781,868
      Nationwide Financial Services                                       6.250     11/15/11       700,000        716,066
      Willis North America, Inc.                                          6.200     03/28/17       600,000        587,517
                                                                                                             ------------
                                                                                                                2,765,502
                                                                                                             ------------
    Integrated Energy (0.0%)
      Conocophilips Company                                               8.750     05/25/10        37,000         40,280
                                                                                                             ------------

    Media (0.5%)
      AOL Time Warner, Inc.                                               6.750     04/15/11        37,000         38,262
      Time Warner Cable Inc. Series 144A                                  6.550     05/01/37       650,000        628,230
      Viacom, Inc.                                                        6.625     05/15/11        37,000         37,978
                                                                                                             ------------
                                                                                                                  704,470
                                                                                                             ------------
    Office Furnishings-Orig (0.5%)
      Steelcase, Inc.                                                     6.500     08/15/11       650,000        657,395
                                                                                                             ------------

    Oil & Gas-Production/Pipeline (2.1%)
      El Paso Natural Gas                                                 7.625     08/01/10       700,000        727,562
      Southern Natural Gas Series 144A                                    5.900     04/01/17       650,000        628,692

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                   INVESTMENT GRADE BOND PORTFOLIO (continued)
                            JUNE 30, 2007 (UNAUDITED)

                                                                       Interest    Maturity      Principal
                     Description                                         Rate        Date         Amount        Value
----------------------------------------------------------            ----------  -----------   -----------  ------------
LONG-TERM NOTES AND BONDS (94.8%) (continued)
  CORPORATE OBLIGATIONS (20.8%) (continued)
    Transcont Gas Pipe Corp.                                              8.875%    07/15/12    $  600,000   $    672,000
    Williams Partners LP / Williams Partners Finance Corp.                7.250     02/01/17       700,000        703,500
                                                                                                             ------------
                                                                                                                2,731,754
                                                                                                             ------------
    Oil and Gas (0.5%)
      Murphy Oil Corp.                                                    7.050     05/01/29       600,000        592,682
                                                                                                             ------------
    Packaging (0.4%)
      Pactiv Corp.                                                        6.400     01/15/18       550,000        552,066
                                                                                                             ------------
    Paper and Forest Products (1.2%)
      Abitibi-Consolidated, Inc.                                          8.850     08/01/30       800,000        672,000
      Weyerhaeuser Co.                                                    7.375     03/15/32       900,000        913,003
                                                                                                             ------------
                                                                                                                1,585,003
                                                                                                             ------------
    Real Estate (0.5%)
      Simon Property Group LP                                             3.750     01/30/09       700,000        682,875
                                                                                                             ------------
    Retail (0.0%)
      Wal-Mart                                                            6.875     08/10/09        37,000         38,157
                                                                                                             ------------
    Telecommunication Services (1.4%)
      AT&T Wireless Services, Inc.                                        7.875     03/01/11        37,000         39,782
      AT&T Wireless Services, Inc.                                        6.250     03/15/11        37,000         37,801
      British Telecom Plc                                                 8.625     12/15/10        37,000         40,432
      Deutsche Telekom International                                      8.000     06/15/10        37,000         39,437
      France Telecom                                                      7.750     03/01/11        37,000         39,530
      Sprint Capital Corp.                                                7.625     01/30/11        37,000         38,928
      Sprint Capital Corp.                                                8.750     03/15/32       800,000        898,504
      Verizon Communications                                              6.940     04/15/28       600,000        617,102
      Verizon Global Funding Corp.                                        7.250     12/01/10        37,000         39,003
                                                                                                             ------------
                                                                                                                1,790,519
                                                                                                             ------------
    Transportation (0.6%)
      Fedex Corp.                                                         7.110     01/02/14       725,956        762,889
                                                                                                             ------------
    Miscellaneous (0.5%)
      Inter-American Development Bank                                     7.375     01/15/10        37,000         38,933
      Quebec Province                                                     6.125     01/22/11        37,000         37,938
      Southern Star Central Corp.                                         6.750     03/01/16       650,000        640,250
                                                                                                             ------------
                                                                                                                  717,121
                                                                                                             ------------

        Total corporate obligations (cost: $28,126,508)                                                        27,321,979
                                                                                                             ------------
        Total long-term notes and bonds (cost: $127,121,953)                                                  124,608,583
                                                                                                             ------------

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                   INVESTMENT GRADE BOND PORTFOLIO (continued)
                            JUNE 30, 2007 (UNAUDITED)

                                                                       Interest    Maturity      Principal
                     Description                                         Rate        Date         Amount         Value
----------------------------------------------------------            ----------  -----------   -----------   ------------
SHORT-TERM NOTES AND BONDS (2.0%)
  CORPORATE OBLIGATIONS (1.8%)
    Chemicals (0.5%)
      Praxair, Inc.                                                       6.625%    10/15/07    $  700,000   $    702,398
                                                                                                             ------------
    Electric Energy (0.8%)
      Centerpoint Energy                                                  6.500     02/01/08     1,000,000      1,005,281
                                                                                                             ------------
    Finance Companies (0.5%)
      CIT Group, Inc.                                                     5.500     11/30/07       700,000        699,914
                                                                                                             ------------
        Total corporate bonds (cost: $2,414,824)                                                                2,407,593
                                                                                                             ------------
  MORTGAGE-BACKED AND ASSETS-BACKED SECURITIES (0.2%)
    Vende Mortgage Trust, Ser. 2001-3, Cl. J                              6.500     05/15/08       201,879        202,288
                                                                                                             ------------
        Total short-term notes and bonds (cost: $2,618,364)                                                     2,609,881
                                                                                                             ------------

                                                                                                  Shares
                                                                                                -----------
MONEY MARKET MUTUAL FUNDS (1.5%)
    Federated Investors Prime Obligation Fund                                                    1,059,206      1,059,206
    Goldman Sachs Financial Square Fund                                                            915,000        915,000
                                                                                                             ------------
        Total money market mutual funds (cost: $1,974,206)                                                      1,974,206
                                                                                                             ------------
MUTUAL FUNDS (0.8%)
    Federated High Yield Bond Fund                                                                  18,612        112,602
    Fidelity Advisor S-V Floater High Income Fund                                                   10,704        106,187
    Loomis Sayles Global Bond Fund                                                                  47,114        731,215
    Neuberger Berman High Income Bond Fund                                                          11,172        101,996
                                                                                                             ------------
       Total mutual funds (cost: $1,044,040)                                                                    1,052,000
                                                                                                             ------------
CASH AND CASH EQUIVALENTS (0.0%)
    BONY Cash Reserve (cost: $37,087)                                                               37,087         37,087
                                                                                                             ------------
TOTAL INVESTMENTS (99.1%) (COST: $132,795,650)                                                                130,281,757
OTHER ASSETS LESS LIABILITIES (0.9%)                                                                            1,168,475
                                                                                                             ------------
NET ASSETS (100.0%)                                                                                          $131,450,232
                                                                                                             ============

Series 144A securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, Series 144A securities are deemed to be liquid.

The interest rate for short-term notes reflects the yields for those securities as of June 30, 2007.

Percentages shown are based on total net assets.

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                          REPRESENTATION OF INVESTMENTS
                         INVESTMENT GRADE BOND PORTFOLIO
                            JUNE 30, 2007 (UNAUDITED)

                       Industry                                   % of Total Net Assets
----------------------------------------------------------        ---------------------
Mortgage-Backed and Asset-Backed Securities                               53.4%
Corporate Obligations                                                     22.6
U.S. Government & Agency Obligations                                      20.8
Money Market Mutual Funds                                                  1.5
Mutual Funds                                                               0.8
Cash and Cash Equivalents                                                  0.0
                                                                         -----
                                                                          99.1
Other Assets Less Liabilities                                              0.9
                                                                         -----

TOTAL INVESTMENTS                                                        100.0%
                                                                         =====

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                            ASSET DIRECTOR PORTFOLIO
                            JUNE 30, 2007 (UNAUDITED)

                 Description                                      Shares               Value
---------------------------------------------                    --------           ------------
COMMON STOCKS (62.2%)
  Aerospace & Defense (1.9%)
    General Dynamics Corp.                                        19,000            $  1,486,180
    Precision Castparts Corp.                                     41,800               5,072,848
                                                                                    ------------
                                                                                       6,559,028
                                                                                    ------------
  Apparel (4.5%)
    Columbia Sportswear Co.                                       77,400               5,315,832
    Kellwood Co.                                                  98,200               2,761,384
    Liz Claiborne, Inc.                                           73,800               2,752,740
    Wolverine World Wide, Inc.                                   171,750               4,759,193
                                                                                    ------------
                                                                                      15,589,149
                                                                                    ------------
  Automotive & Automotive Components (2.7%)
    Harley-Davidson, Inc.                                         68,400               4,077,324
    Magna International, Inc. Class A                             58,600               5,332,014
                                                                                    ------------
                                                                                       9,409,338
                                                                                    ------------
  Chemicals (1.0%)
    Dow Chemical Co.                                              80,000               3,537,600
                                                                                    ------------
  Computer Hardware & Software (5.4%)
    Autodesk, Inc.*                                               96,500               4,543,220
    Cisco Systems, Inc.*                                         206,200               5,742,669
    Dell Inc.*                                                   144,100               4,114,055
    Hewlett-Packard Co.                                           94,667               4,224,042
                                                                                    ------------
                                                                                      18,623,986
                                                                                    ------------
  Consumer Products (0.2%)
    Helen of Troy, Ltd.*                                          25,400                 685,800
                                                                                    ------------
  Diversified Financial Services (6.6%)
    Aegon NV                                                     263,386               5,175,534
    Citigroup, Inc.                                               90,028               4,617,536
    Federated Investors, Inc.                                    133,000               5,097,890
    Investment Technology Group, Inc.                             77,400               3,353,742
    JP Morgan Chase & Co.                                         51,240               2,482,578
    Washington Mutual, Inc.                                       48,627               2,073,456
                                                                                    ------------
                                                                                      22,800,736
                                                                                    ------------
  Diversified Manufacturing (5.3%)
    Carlisle Cos., Inc.                                          138,400               6,436,984
    Crane Co.                                                    107,500               4,885,875
    Illinois Tool Works, Inc.                                     85,000               4,606,150
    Trinity Industries, Inc.                                      58,975               2,567,772
                                                                                    ------------
                                                                                      18,496,781
                                                                                    ------------
  Electrical Equipment (2.0%)
    Baldor Electric Co.                                          104,300               5,139,904
    FLIR Systems, Inc.*                                           37,600               1,739,000
                                                                                    ------------
                                                                                       6,878,904
                                                                                    ------------
  Food & Beverage (1.4%)
    The Coca-Cola Co.                                             91,100               4,765,441
                                                                                    ------------
  Health Care (4.8%)
    Johnson & Johnson                                             47,600               2,933,112
    Medtronic, Inc.                                               47,900               2,484,094
    McKesson Corp.                                                53,000               3,160,920
    Merck & Co., Inc.                                             19,900                 991,020
    Pfizer, Inc.                                                 175,900               4,497,763
    Zimmer Holdings, Inc.*                                        29,900               2,538,211
                                                                                    ------------
                                                                                      16,605,120
                                                                                    ------------
  Home Furnishings (0.6%)
    Furniture Brands International, Inc.                          30,050                 426,710
    La-Z-Boy, Inc.                                               141,650               1,623,309
                                                                                    ------------
                                                                                       2,050,019
                                                                                    ------------
  Industrial Conglomerates (1.5%)
    General Electric Co.                                         134,300               5,141,004
                                                                                    ------------
  Metals & Mining (1.5%)
    Alcoa, Inc.                                                  132,500               5,370,225
                                                                                    ------------
  Oil & Oil Services (4.7%)
    Royal Dutch Shell PLC ADR                                     67,850               5,509,420
    Tidewater, Inc.                                               79,550               5,638,504
    Valero Energy Corp.                                           72,500               5,354,850
                                                                                    ------------
                                                                                      16,502,774
                                                                                    ------------
  Paper and Forest Products (0.7%)
    Wausau Paper Corp.                                           175,700               2,354,380
                                                                                    ------------
  Recreation (2.7%)
    Brunswick Corp.                                              142,400               4,646,512
    Mattel, Inc.                                                 187,300               4,736,817
                                                                                    ------------
                                                                                       9,383,329
                                                                                    ------------
  Retail (3.9%)
    Bed Bath & Beyond, Inc.*                                      92,900               3,343,471
    Best Buy Co., Inc.                                            27,800               1,297,426
    BJ's Wholesale Club, Inc.*                                    95,900               3,455,277
    Home Depot, Inc.                                             134,600               5,296,510
                                                                                    ------------
                                                                                      13,392,684
                                                                                    ------------

                                                       (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                      ASSET DIRECTOR PORTFOLIO (continued)
                            JUNE 30, 2007 (UNAUDITED)

                 Description                                      Shares               Value
------------------------------------------                       --------           ------------
COMMON STOCKS (62.2%) (continued)
  Semiconductors (3.8%)
    Applied Materials, Inc.                                      165,400            $  3,286,498
    Intel Corp.                                                  219,600               5,217,696
    Texas Instruments, Inc.                                      125,000               4,703,750
                                                                                    ------------
                                                                                      13,207,944
                                                                                    ------------
  Telecommunication Services (4.3%)
    Nokia Corp. ADR                                              268,300               7,541,913
    Telefonos de Mexico, Class L ADR                             200,100               7,581,789
                                                                                    ------------
                                                                                      15,123,702
                                                                                    ------------
  Transportation (2.7%)
    Norfolk Southern Corp.                                        91,900               4,831,183
    Werner Enterprises, Inc.                                     234,200               4,719,130
                                                                                    ------------
                                                                                       9,550,313
                                                                                    ------------
      Total common stocks (cost: $148,890,896)                                       216,028,257
                                                                                    ------------

                                                              Interest    Maturity      Principal
                     Description                                Rate        Date         Amount        Value
----------------------------------------------------------   ----------  -----------  ------------  ------------
LONG-TERM NOTES AND BONDS (23.3%)
  U.S. GOVERNMENT & AGENCY OBLIGATIONS (6.5%)
    FHLMC                                                        5.200%     03/05/19    $  300,000  $  288,299
    Housing Urban Development                                    4.850      08/01/11       100,000      98,537
    Housing Urban Development                                    5.670      08/01/16       200,000     199,314
    Tennessee Valley Authority                                   6.250      12/15/17       100,000     106,017
    U.S. Treasury Bonds                                          9.125      05/15/18       200,000     266,156
    U.S. Treasury Bonds                                          7.250      08/15/22       650,000     786,856
    U.S. Treasury Bonds                                          6.250      08/15/23     1,050,000   1,165,911
    U.S. Treasury Bonds                                          6.250      05/15/30       225,000     257,168
    U.S. Treasury Bonds                                          5.375      02/15/31     3,850,000   3,953,468
    U.S. Treasury Bonds                                          4.500      02/15/36       300,000     271,641
    U.S. Treasury Notes                                          3.375      02/15/08       700,000     692,945
    U.S. Treasury Notes                                          3.875      05/15/09       300,000     294,516
    U.S. Treasury Notes                                          6.000      08/15/09       300,000     306,492
    U.S. Treasury Notes                                          4.250      01/15/11       100,000      97,891
    U.S. Treasury Notes                                          5.000      02/15/11       200,000     200,906
    U.S. Treasury Notes                                          4.500      02/28/11     1,000,000     986,406
    U.S. Treasury Notes                                          5.125      06/30/11     1,700,000   1,712,883
    U.S. Treasury Notes                                          4.875      02/15/12       450,000     449,437
    U.S. Treasury Notes                                          4.750      05/31/12       350,000     347,266
    U.S. Treasury Notes                                          3.875      02/15/13       975,000     926,022
    U.S. Treasury Notes                                          4.250      08/15/13     1,450,000   1,400,043
    U.S. Treasury Notes                                          4.125      05/15/15     2,100,000   1,979,086
    U.S. Treasury Notes                                          4.250      08/15/15       650,000     616,738
    U.S. Treasury Notes                                          4.500      02/15/16     1,300,000   1,252,976

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                      ASSET DIRECTOR PORTFOLIO (continued)
                            JUNE 30, 2007 (UNAUDITED)

                                                              Interest    Maturity      Principal
                     Description                                Rate        Date         Amount        Value
----------------------------------------------------------   ----------  -----------   -----------  -----------
LONG-TERM NOTES AND BONDS (23.3%) (continued)
  U.S. GOVERNMENT & AGENCY OBLIGATIONS (6.5%) (continued)
    U.S. Treasury Notes                                          4.625%     02/15/17    $ 3,700,000 $ 3,583,221
    U.S. Treasury Notes                                          4.500      05/15/17        100,000      95,875
                                                                                                    -----------
                                                                                                     22,336,070
                                                                                                    -----------
  MORTGAGE-BACKED AND ASSET-BACKED SECURITIES (12.7%)
    Banc of America Commercial Mortgage, Inc.,
      Ser. 2006-5, Cl. Aab                                       5.379      09/10/47        500,000     490,150
    Bear Stearns Commercial Mortgage Securities,
      Ser. 2006-PW13, Cl. Aab                                    5.530      09/11/41        700,000     690,541
    Bear Stearns Commercial Mortgage Securities,
      Ser. 2006-PW14, Cl. A3                                     5.209      12/11/38        400,000     388,233
    Bear Stearns Commercial Mortgage Securities,
      Ser. 2007-PW15, Cl. Aab                                    5.315      02/11/44        350,000     340,022
    Centerpoint Energy Transition Bond Co.,
      Ser. 2005-A, Cl. A2                                        4.970      08/01/14        400,000     393,952
    Citigroup Commercial Mortgage Trust, Ser. 2006-C5, Cl. Asb   5.413      10/15/49        800,000     782,547
    Commercial Mortgage PASS-THRU, Ser. 2006-C8, Cl. Aab         5.291      12/10/46        350,000     340,315
    Crown Castle Towers, Ser. 2006-1A, Cl. Afx                   5.245      11/15/36        400,000     393,005
    CSFB, Ser. 2005-C5, Cl. Aab                                  5.100      08/15/38        800,000     775,761
    FHLMC Gold Pool #A42908                                      6.000      02/01/36        321,654     318,923
    FHLMC Gold Pool #A56247                                      6.000      01/01/37      1,116,881   1,107,397
    FHLMC Gold Pool #A57135                                      5.500      02/01/37      1,975,822   1,905,659
    FHLMC Gold Pool #A58278                                      5.000      03/01/37        997,511     934,969
    FHLMC Gold Pool #A11823                                      5.000      08/01/33        496,040     467,477
    FHLMC Gold Pool #A14499                                      6.000      10/01/33        187,885     187,118
    FHLMC Gold Pool #A16641                                      5.500      12/01/33        698,542     677,064
    FHLMC Gold Pool #A41968                                      5.500      01/01/36        263,785     255,009
    FHLMC Gold Pool #A48197                                      6.500      01/01/36        855,853     865,055
    FHLMC Gold Pool #A49346                                      6.500      05/01/36        784,325     792,759
    FHLMC Gold Pool #A51101                                      6.000      07/01/36        408,243     404,777
    FHLMC Gold Pool #A58965                                      5.500      04/01/37      1,240,369   1,196,323
    FHLMC Gold Pool #B12969                                      4.500      03/01/19        658,442     627,807
    FHLMC Gold Pool #B18146                                      5.000      04/01/20        763,869     738,789
    FHLMC Gold Pool #B18179                                      5.000      04/01/20      1,572,963   1,521,562
    FHLMC Gold Pool #B19462                                      5.000      07/01/20        545,247     527,430
    FHLMC Gold Pool #C01086                                      7.500      11/01/30         14,142      14,767
    FHLMC Gold Pool #C01271                                      6.500      12/01/31         47,875      48,854
    FHLMC Gold Pool #C01302                                      6.500      11/01/31         21,728      22,172
    FHLMC Gold Pool #C01676                                      6.000      11/01/33        956,261     952,208
    FHLMC Gold Pool #C14872                                      6.500      09/01/28         19,570      19,996
    FHLMC Gold Pool #C20853                                      6.000      01/01/29        577,112     576,171
    FHLMC Gold Pool #C56017                                      6.500      03/01/31        306,756     313,085
    FHLMC Gold Pool #C61802                                      5.500      12/01/31        168,028     162,850
    FHLMC Gold Pool #C65255                                      6.500      03/01/32         27,418      27,929
    FHLMC Gold Pool #C65674                                      7.000      03/01/32          4,466       4,605
    FHLMC Gold Pool #C67071                                      6.500      05/01/32         65,156      66,530
    FHLMC Gold Pool #C68790                                      6.500      07/01/32         88,439      90,086
    FHLMC Gold Pool #C74741                                      6.000      12/01/32         80,030      79,801
    FHLMC Gold Pool #C79886                                      6.000      05/01/33        160,705     160,049

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                      ASSET DIRECTOR PORTFOLIO (continued)
                            JUNE 30, 2007 (UNAUDITED)

                                                              Interest    Maturity      Principal
                     Description                                Rate        Date         Amount       Value
----------------------------------------------------------   ----------  -----------   -----------  ----------
LONG-TERM NOTES AND BONDS (23.3%) (continued)
  MORTGAGE-BACKED AND ASSET-BACKED SECURITIES (12.7%)(continued)
    FHLMC Gold Pool #E00543                                      6.000%     04/01/13    $   25,704  $   25,933
    FHLMC Gold Pool #E00878                                      6.500      07/01/15        19,705      20,145
    FHLMC Gold Pool #E01007                                      6.000      08/01/16        40,288      40,520
    FHLMC Gold Pool #E77962                                      6.500      07/01/14        25,847      26,444
    FHLMC Gold Pool #E85127                                      6.000      08/01/16        13,713      13,792
    FHLMC Gold Pool #E85353                                      6.000      09/01/16        96,417      96,973
    FHLMC Gold Pool #E95159                                      5.500      03/01/18       140,963     139,331
    FHLMC Gold Pool #E95734                                      5.000      03/01/18       700,063     679,251
    FHLMC Gold Pool #G01477                                      6.000      12/01/32       631,748     629,624
    FHLMC Gold Pool #G01727                                      6.000      08/01/34     1,418,201   1,412,190
    FHLMC Gold Pool #G02060                                      6.500      01/01/36     1,039,845   1,052,013
    FHLMC Gold Pool #G08016                                      6.000      10/01/34     1,136,486   1,129,896
    FHLMC Gold Pool #G08087                                      6.000      10/01/35       294,440     292,251
    FHLMC Gold Pool #G11753                                      5.000      08/01/20       768,394     743,285
    FHLMC Gold Pool #J01380                                      5.500      03/01/21     1,277,223   1,258,275
    FHLMC Gold Pool #J05930                                      5.500      03/01/21     1,195,780   1,178,040
    FHLMC Series 2424 Class OG CMO                               6.000      03/15/17       500,000     504,097
    FHLMC Series 2835 Class MD CMO                               4.500      08/15/19       150,000     137,617
    FHLMC Series 2947 Class VA CMO                               5.000      03/15/16       418,588     408,160
    FHLMC Series 3020 Class VA CMO                               5.500      11/15/14       839,148     835,996
    FNMA CMO 2002-86 KM CMO                                      5.000      12/25/17       350,000     337,864
    FNMA Pool #914468                                            5.500      04/01/37     1,978,510   1,908,252
    FNMA Pool #356565                                            5.500      09/01/17       357,170     353,245
    FNMA Pool #357637                                            6.000      11/01/34       699,377     694,357
    FNMA Pool #545929                                            6.500      08/01/32        93,735      95,410
    FNMA Pool #555591                                            5.500      07/01/33       205,694     199,328
    FNMA Pool #574922                                            6.000      04/01/16         4,218       4,244
    FNMA Pool #579170                                            6.000      04/01/16        34,132      34,341
    FNMA Pool #584953                                            7.500      06/01/31         6,734       7,030
    FNMA Pool #651220                                            6.500      07/01/32        42,936      43,703
    FNMA Pool #725793                                            5.500      09/01/19     1,216,034   1,202,464
    FNMA Pool #797509                                            4.500      03/01/35     1,687,663   1,536,193
    FNMA Pool #797536                                            4.500      04/01/35       870,649     792,507
    FNMA Pool #915258                                            5.500      04/01/37     1,990,507   1,919,822
    FNMA Pool #936760                                            5.500      06/01/37     1,398,629   1,348,963
    GNMA Pool #422407                                            6.500      01/15/26         8,077       8,239
    GNMA Pool #424578                                            6.500      04/15/26       103,457     105,522
    GNMA Pool #425983                                            6.500      03/15/26        22,463      22,911
    GNMA Pool #431962                                            6.500      05/15/26        34,836      35,531
    GNMA Pool #436741                                            7.500      01/15/27        29,187      30,600
    GNMA Pool #443216                                            8.000      07/15/27        12,053      12,787
    GNMA Pool #479743                                            7.500      11/15/30        26,222      27,469
    GNMA Pool #511778                                            7.500      11/15/30        39,318      41,188
    GNMA Pool #542083                                            7.000      01/15/31       105,421     109,874
    GNMA Pool #552466                                            6.500      03/15/32        55,830      56,957
    GNMA Pool #555179                                            7.000      12/15/31        16,989      17,707
    GNMA Pool #570323                                            6.000      02/15/32        14,552      14,523
    GNMA Pool #574395                                            6.000      01/15/32        79,190      79,030

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                      ASSET DIRECTOR PORTFOLIO (continued)
                            JUNE 30, 2007 (UNAUDITED)

                                                              Interest    Maturity      Principal
                     Description                                Rate        Date         Amount         Value
----------------------------------------------------------   ----------  -----------   -----------  ------------
LONG-TERM NOTES AND BONDS (23.3%) (continued)
  MORTGAGE-BACKED AND ASSET-BACKED SECURITIES (12.7%) (continued)
    LBUBS Commercial Mortgage Trust, Ser. 2006-C7, Cl. A2        5.300%     11/15/38    $1,200,000  $  1,184,683
    Merrill Lyynch/CountryWide Commercial Mortgage Trust,
      Ser. 2007-5, Cl. Asb                                       5.362      10/12/16       350,000       340,401
    Morgan Stanley Capital I, Ser. 2006-IQ12, Cl. Aab            5.325      12/15/43       350,000       340,845
    Small Business Administration Participation Certificates,
      Ser. 2006-10A, Cl. 1                                       5.524      03/10/16       500,000       491,150
    Small Business Administration Participation
      Certificates, Ser. 2006-20C, Cl. 1                         5.570      03/01/26       479,393       476,714
                                                                                                    ------------
                                                                                                      44,159,434
                                                                                                    ------------
  CORPORATE OBLIGATIONS (4.1%)
    Auto Rental (0.1%)
      ERAC USA Finance Co. Series 144A                           5.600      05/01/15       200,000       191,967
                                                                                                    ------------
    Automotive (0.0%)
      Daimler Chrysler North America Holdings                    7.750      01/18/11         7,000         7,450
                                                                                                    ------------
    Banks (0.1%)
      Bank of Oklahoma                                           5.750      05/15/17       400,000       393,823
                                                                                                    ------------
    Chemicals (0.1%)
      Chemtura Corp.                                             6.875      06/01/16       200,000       189,000
      E.I. Du Pont De Nemours Co.                                6.875      10/15/09         7,000         7,230
                                                                                                    ------------
                                                                                                         196,230
                                                                                                    ------------
    Commercial Banks (0.1%)
      Bank of America Corp.                                      7.400      01/15/11         7,000         7,411
      Bank One Corp.                                             7.875      08/01/10         7,000         7,475
      First Union National Bank                                  7.800      08/18/10         7,000         7,430
      State Street Bank & Trust                                  5.300      01/15/16       400,000       388,516
      US Bank North America                                      6.375      08/01/11         7,000         7,211
                                                                                                    ------------
                                                                                                         418,043
                                                                                                    ------------
    Commercial Services & Supplies (0.1%)
      Waste Management, Inc.                                     6.875      05/15/09       300,000       306,818
                                                                                                    ------------
    Computer - Software (0.1%)
      Computer Associates Inc. Series 144A                       5.625      12/01/14       300,000       279,716
                                                                                                    ------------
    E&P Services (0.1%)
      Seacor Holdings, Inc.                                      5.875      10/01/12       400,000       387,714
                                                                                                    ------------
    Electric Utility (0.3%)
      Arizona Public Service Co.                                 6.375      10/15/11       400,000       407,802
      Entergy Gulf States, Inc.                                  4.875      11/01/11       350,000       335,393
      NiSource Finance Corp.                                     7.875      11/15/10         7,000         7,453
      Potomac Edison Co.                                         5.350      11/15/14       300,000       290,499
                                                                                                    ------------
                                                                                                       1,041,147
                                                                                                    ------------

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                      ASSET DIRECTOR PORTFOLIO (continued)
                            JUNE 30, 2007 (UNAUDITED)

                                                              Interest    Maturity      Principal
                     Description                                Rate        Date         Amount        Value
----------------------------------------------------------   ----------  -----------   -----------  ------------
LONG-TERM NOTES AND BONDS (23.3%) (continued)
  CORPORATE OBLIGATIONS (4.1%) (continued)
    Finance Companies (0.2%) Citi Financial                      6.625%     06/01/15    $   75,000  $     78,511
      Ford Motor Credit Corp.                                    7.000      10/01/13       200,000       185,299
      General Electric Capital Corp.                             7.375      01/19/10         7,000         7,327
      Goldman Sachs Group, Inc.                                  6.875      01/15/11         7,000         7,281
      HSBC Finance Corp.                                         6.750      05/15/11         7,000         7,266
      J.P. Morgan Chase & Co.                                    6.750      02/01/11         7,000         7,273
      Merrill Lynch & Co.                                        6.000      02/17/09         7,000         7,063
      SLM Corp.                                                  4.500      07/26/10       500,000       462,307
                                                                                                    ------------
                                                                                                         762,327
                                                                                                    ------------
    Food Products (0.0%)
      Kellogg Company                                            6.600      04/01/11         7,000         7,237
                                                                                                    ------------
    Gas-Distribution (0.2%)
      Atmos Energy Corp.                                         4.950      10/15/14       400,000       372,472
      Southwest Gas Corp.                                        7.625      05/15/12       350,000       372,815
                                                                                                    ------------
                                                                                                         745,287
                                                                                                    ------------
    Health Care Services (0.1%)
      Quest Diagnostic Inc.                                      6.950      07/01/37       450,000       455,092
                                                                                                    ------------
    Healthcare Equipment & Supplies (0.1%)
      Hospira, Inc.                                              5.900      06/15/14       300,000       293,851
                                                                                                    ------------
    Independent Energy (0.3%)
      Chesapeake Energy Corp.                                    7.750      01/15/15       350,000       356,125
      Pioneer Natual Resource                                    7.200      01/15/28       400,000       369,752
      Union Pacific Resources                                    7.050      05/15/18       250,000       258,205
                                                                                                    ------------
                                                                                                         984,082
                                                                                                    ------------
    Insurance (0.5%)
      Allstate Life Global Funding                               4.250      02/26/10       500,000       485,751
      Metropolitan Life Global Funding Series 144A               4.625      08/19/10       500,000       488,666
      Nationwide Financial Services                              6.250      11/15/11       300,000       306,885
      Willis North America, Inc.                                 6.200      03/28/17       400,000       391,678
                                                                                                    ------------
                                                                                                       1,672,980
                                                                                                    ------------
    Integrated Energy (0.0%)
      Conocophilips Company                                      8.750      05/25/10         7,000         7,621
                                                                                                    ------------
    Media (0.1%)
      AOL Time Warner, Inc.                                      6.750      04/15/11         7,000         7,239
      Time Warner Cable Inc. Series 144A                         6.550      05/01/37       350,000       338,277
      Viacom, Inc.                                               6.625      05/15/11         7,000         7,185
                                                                                                    ------------
                                                                                                         352,701
                                                                                                    ------------
    Office Furnishings-Orig (0.1%)
      Steelcase, Inc.                                            6.500      08/15/11       350,000       353,982
                                                                                                    ------------

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                      ASSET DIRECTOR PORTFOLIO (continued)
                            JUNE 30, 2007 (UNAUDITED)

                                                              Interest    Maturity      Principal
                     Description                                Rate        Date         Amount         Value
----------------------------------------------------------   ----------  -----------   -----------  ------------
LONG-TERM NOTES AND BONDS (23.3%) (continued)
  CORPORATE OBLIGATIONS (4.1%) (continued)
    Oil & Gas-Production/Pipeline (0.5%)
      El Paso Natural Gas                                        7.625%     08/01/10    $  300,000  $    311,813
      Southern Natural Gas Series 144A                           5.900      04/01/17       350,000       338,526
      Transcont Gas Pipe Corp.                                   8.875      07/15/12       400,000       448,000
      Williams Partners LP / Williams Partners Finance Corp.     7.250      02/01/17       550,000       552,750
                                                                                                    ------------
                                                                                                       1,651,089
                                                                                                    ------------
    Oil and Gas (0.1%)
      Murphy Oil Corp.                                           7.050      05/01/29       400,000       395,122
                                                                                                    ------------
    Packaging (0.1%)
      Pactiv Corp.                                               6.400      01/15/18       450,000       451,690
                                                                                                    ------------
    Paper and Forest Products (0.1%)
      Abitibi-Consolidated, Inc.                                 8.850      08/01/30       200,000       168,000
      Weyerhaeuser Co.                                           7.375      03/15/32       300,000       304,334
                                                                                                    ------------
                                                                                                         472,334
                                                                                                    ------------
    Real Estate (0.1%)
      New Plan Excel Realty Trust                                7.400      09/15/09       200,000       208,793
      Simon Property Group LP                                    3.750      01/30/09       300,000       292,661
                                                                                                    ------------
                                                                                                         501,454
                                                                                                    ------------
    Retail (0.0%)
      Wal-Mart                                                   6.875      08/10/09         7,000         7,219
                                                                                                    ------------
    Telecommunication Services (0.3%)
      AT&T Wireless Services, Inc.                               7.875      03/01/11         7,000         7,526
      AT&T Wireless Services, Inc.                               6.250      03/15/11         7,000         7,152
      British Telecom Plc                                        8.625      12/15/10         7,000         7,649
      Deutsche Telekom International                             8.000      06/15/10         7,000         7,461
      France Telecom                                             7.750      03/01/11         7,000         7,479
      Sprint Capital Corp.                                       7.625      01/30/11         7,000         7,365
      Sprint Capital Corp.                                       8.750      03/15/32       400,000       449,252
      Verizon Communications                                     6.940      04/15/28       350,000       359,976
      Verizon Global Funding Corp.                               7.250      12/01/10         7,000         7,379
                                                                                                    ------------
                                                                                                         861,239
                                                                                                    ------------
    Transportation (0.2%)
      Fedex Corp.                                                7.110      01/02/14       676,103       710,500
                                                                                                    ------------
    Miscellaneous (0.1%)
      Inter-American Development Bank                            7.375      01/15/10         7,000         7,366
      Quebec Province                                            6.125      01/22/11         7,000         7,177
      Southern Star Central Corp.                                6.750      03/01/16       375,000       369,375
                                                                                                    ------------
                                                                                                         383,918
                                                                                                    ------------
        Total corporate obligations (cost: $14,612,014)                                               14,292,633
                                                                                                    ------------
        Total long-term notes and bonds (cost: $82,532,768)                                           80,788,137
                                                                                                    ------------

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                      ASSET DIRECTOR PORTFOLIO (continued)
                            JUNE 30, 2007 (UNAUDITED)

                                                              Interest    Maturity      Principal
                     Description                                Rate        Date         Amount         Value
----------------------------------------------------------   ----------  -----------   -----------  ------------
SHORT-TERM NOTES AND BONDS (7.6%)
  COMMERCIAL PAPER (6.6%)
      Banks (0.9%)
        Bank of America Corp.                                    5.323%     08/07/07    $3,000,000  $  2,984,130
                                                                                                    ------------
    Consumer Finance (3.7%)
      Americam Express Credit Corp.                              5.303      08/13/07     2,000,000     1,987,660
      General Electric Capital Corp.                             5.282      07/10/07     3,000,000     2,996,460
      Honda Motor Company                                        5.293      07/19/07     3,000,000     2,992,470
      Toyota Motor Credit Corp.                                  5.293      08/23/07     3,000,000     2,977,260
      UBS Financial Delaware, LLC                                5.333      09/04/07     2,000,000     1,980,421
                                                                                                    ------------
                                                                                                      12,934,271
                                                                                                    ------------
    Food, Beverages (1.4%)
      Nestle Capital Corp.                                       5.272      07/17/07     3,000,000     2,993,370
      The Coca Cola Co.                                          5.293      07/24/07     2,000,000     1,993,520
                                                                                                    ------------
                                                                                                       4,986,890
                                                                                                    ------------
    Integrated Energy (0.6%)
      Chevron Texaco Corp.                                       5.222      07/10/07     2,000,000     1,997,640
                                                                                                    ------------

        Total commercial paper (cost: $22,901,353)                                                    22,902,931
                                                                                                    ------------
    CORPORATE OBLIGATIONS (1.0%)
    Chemicals (0.9%)
      E.I. Du Pont De Nemours Co.                                6.750      09/01/07     2,400,000     2,404,639
      Praxair, Inc.                                              6.625      10/15/07       600,000       602,056
                                                                                                    ------------
                                                                                                       3,006,695
                                                                                                    ------------
    Electric Utility (0.0%)
      Centerpoint Energy                                         6.500      02/01/08       200,000       201,056
                                                                                                    ------------
    Finance Companies (0.1%)
      CIT Group, Inc.                                            5.500      11/30/07       400,000       399,951
                                                                                                    ------------

        Total corporate obligations (cost: $3,611,673)                                                 3,607,702
                                                                                                    ------------

        Total short-term notes and bonds (cost: $26,513,026)                                          26,510,633
                                                                                                    ------------

                                                                                          Shares
                                                                                        ----------
    MONEY MARKET MUTUAL FUNDS (4.8%)
      Federated Investors Prime Obligation Fund                                          8,933,272     8,933,272
      Goldman Sachs Financial Square Fund                                                7,582,900     7,582,900
                                                                                                    ------------

        Total money market mutual funds (cost: $16,516,172)                                           16,516,172
                                                                                                    ------------
    MUTUAL FUNDS (1.9%)
      Federated High Yield Bond                                                              8,091        48,948
      Fidelity Advisor S-V Floater High Income Fund                                         10,546       104,613
      iShares GS $ InvesTop Corporate Bond Fund                                             18,233     1,907,536

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                      ASSET DIRECTOR PORTFOLIO (continued)
                            JUNE 30, 2007 (UNAUDITED)


                     Description                                                           Shares      Value
----------------------------------------------------------                                --------  ------------
MUTUAL FUNDS (1.9%) (continued)
      iShares Russell 1000 Value Index Fund                                                  8,500  $    737,290
      iShares  Russell 1000 Growth Index Fund                                               57,600     3,410,496
      Loomis Sayles Global Bond Fund                                                        23,557       365,608
      Neuberger Berman High Income Bond Fund                                                 5,828        53,206
                                                                                                    ------------

        Total mutual funds (cost: $5,830,700)                                                          6,627,697
                                                                                                    ------------
CASH AND CASH EQUIVALENTS (0.0%)
      BONY Cash Reserve (cost: $125,546)                                                   125,546       125,546
                                                                                                    ------------

TOTAL INVESTMENTS (99.8%) (COST: $280,409,108)                                                       346,596,442

OTHER ASSETS LESS LIABILITIES (0.2%)                                                                     564,999
                                                                                                    ------------

NET ASSETS (100.0%)                                                                                 $347,161,441
                                                                                                    ============

Series 144A securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, Series 144A securities are deemed to be liquid.

* Non-Income producing securities.

The interest rate for short-term notes reflects the yields for those securities as of June 30, 2007.

Percentages shown are based on total net assets.

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                          REPRESENTATION OF INVESTMENTS
                            ASSET DIRECTOR PORTFOLIO
                            JUNE 30, 2007 (UNAUDITED)

               Industry                       % of Total Net Assets
--------------------------------------        ---------------------
Common Stock                                           62.2%
Mortgage-Backed and Asset-Backed Securities            12.7
Commercial Paper                                        6.6
U.S. Government & Agency Obligations                    6.5
Corporate Obligations                                   5.1
Money Market Mutual Funds                               4.8
Mutual Funds                                            1.9
Cash and Cash Equivalents                                 -
                                                      -----
                                                       99.8
Other Assets Less Liabilities                           0.2
                                                      -----

TOTAL INVESTMENTS                                     100.0%
                                                      =====

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                          SOCIALLY RESPONSIVE PORTFOLIO
                            JUNE 30, 2007 (UNAUDITED)

        Description                                        Shares       Value
---------------------------                               --------  ------------
COMMON STOCKS (89.0%)
  Aerospace & Defense (2.5%)
    General Dynamics Corp.                                     350    $   27,377
    Precision Castparts Corp.                                  950       115,292
                                                                      ----------
                                                                         142,669
                                                                      ----------
  Apparel (6.7%)
    Columbia Sportswear Co.                                  1,900       130,492
    Kellwood Co.                                             2,250        63,270
    Liz Claiborne, Inc.                                      1,900        70,870
    Wolverine World Wide, Inc.                               4,050       112,226
                                                                      ----------
                                                                         376,858
                                                                      ----------
  Automotive & Automotive Components (4.1%)
    Harley-Davidson, Inc.                                    1,700       101,337
    Magna International, Inc.Class  A                        1,450       131,936
                                                                      ----------
                                                                         233,273
                                                                      ----------
  Chemicals (1.5%)
    Dow Chemical Co.                                         1,900        84,018
                                                                      ----------
  Computer Hardware & Software (7.5%)
    Autodesk, Inc.*                                          2,200       103,575
    Cisco Systems, Inc.*                                     4,750       132,287
    Dell Inc.*                                               3,250        92,788
    Hewlett-Packard Co.                                      2,150        95,933
                                                                      ----------
                                                                         424,583
                                                                      ----------
  Consumer Products (0.2%)
    Helen of Troy, Ltd.*                                       450        12,150
                                                                      ----------
  Diversified Financial Services (9.5%)
    Aegon NV                                                 6,577       129,237
    Citigroup, Inc.                                          2,100       107,709
    Federated Investors, Inc.                                3,000       114,989
    Investment Technology Group, Inc.*                       1,950        84,494
    JP Morgan Chase & Co.                                    1,150        55,718
    Washington Mutual, Inc.                                  1,050        44,772
                                                                      ----------
                                                                         536,919
                                                                      ----------
  Diversified Manufacturing (8.0%)
    Carlisle Cos., Inc.                                      3,250       151,157
    Crane Co.                                                2,650       120,442
    Illinois Tool Works, Inc.                                2,200       119,218
    Trinity Industries, Inc.                                 1,300        56,602
                                                                      ----------
                                                                         447,419
                                                                      ----------
  Electrical Equipment (2.8%)
    Baldor Electric Co.                                      2,250       110,880
    FLIR Systems, Inc.*                                      1,000        46,250
                                                                      ----------
                                                                         157,130
                                                                      ----------
  Food & Beverage (2.1%)
    The Coca-Cola Co.                                        2,300       120,313
                                                                      ----------
  Health Care (5.0%)
    McKesson Corp.                                           1,250        74,550
    Medtronic, Inc.                                          1,000        51,860
    Merck & Co., Inc.                                        1,650        82,170
    Zimmer Holdings, Inc.*                                     875        74,279
                                                                      ----------
                                                                         282,859
                                                                      ----------
  Home Furnishings (1.1%)
    Furniture Brands International, Inc.                     1,800        25,560
    La-Z-Boy, Inc.                                           2,900        33,234
                                                                      ----------
                                                                          58,794
                                                                      ----------
  Industrial Conglomerates (2.0%)
    General Electric Co.                                     3,000       114,840
                                                                      ----------
  Metals & Mining (2.2%)
    Alcoa, Inc.                                              3,100       125,643
                                                                      ----------
  Oil & Oil Services (7.3%)
    Royal Dutch Shell PLC ADR                                1,700       138,040
    Tidewater, Inc.                                          2,050       145,304
    Valero Energy Corp.                                      1,700       125,562
                                                                      ----------
                                                                         408,906
                                                                      ----------
  Paper and Forest Products (1.0%)
    Wausau Paper Corp.                                       4,150        55,610
                                                                      ----------
  Recreation (3.8%)
    Brunswick Corp.                                          3,300       107,679
    Mattel, Inc.                                             4,150       104,954
                                                                      ----------
                                                                         212,633
                                                                      ----------
  Retail (5.9%)
    Bed Bath & Beyond, Inc.*                                 2,100        75,579
    Best Buy Co., Inc.                                       1,150        53,671
    BJ's Wholesale Club, Inc.*                               2,300        82,869
    Home Depot, Inc.                                         3,050       120,017
                                                                      ----------
                                                                         332,136
                                                                      ----------

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                    SOCIALLY RESPONSIVE PORTFOLIO (continued)
                            JUNE 30, 2007 (UNAUDITED)

        Description                                        Shares       Value
---------------------------                               --------  ------------
COMMON STOCKS (89.0%) (continued)
  Semiconductors (5.5%)
    Applied Materials, Inc.                                  3,650    $   72,526
    Intel Corp.                                              5,100       121,176
    Texas Instruments, Inc.                                  3,000       112,890
                                                                      ----------
                                                                         306,592
                                                                      ----------
  Telecommunication Services (6.3%)
    Nokia Corp. ADR                                          6,450       181,309
    Telefonos de Mexico, Class  L ADR                        4,550       172,400
                                                                      ----------
                                                                         353,709
                                                                      ----------
  Transportation (4.0%)
    Norfolk Southern Corp.                                   2,250       118,283
    Werner Enterprises, Inc.                                 5,400       108,810
                                                                      ----------
                                                                         227,093
                                                                      ----------

      Total common stocks (cost: $4,413,751)                           5,014,147
                                                                      ----------

                                                              Interest    Maturity      Principal
                     Description                                Rate        Date         Amount         Value
----------------------------------------------------------   ----------  -----------   -----------    ----------
SHORT-TERM NOTES AND BONDS (5.3%)
  COMMERCIAL PAPER (5.3%)
    Consumer Finance (5.3%)
      General Electric Capital Corp.                             5.282%     07/10/07      $100,000    $   99,882
      Toyota Motor Credit Corp.                                  5.282      08/02/07       200,000       199,007
                                                                                                      ----------
                                                                                                         298,889
                                                                                                      ----------

        Total short-term notes and bonds (cost: $298,944)                                                298,889
                                                                                                      ----------
                                                                                          Shares
                                                                                        ----------
MONEY MARKET MUTUAL FUNDS (5.0%)
      Federated Investors Prime Obligation Fund                                            140,000       140,000
      Goldman Sachs Financial Square Fund                                                  140,000       140,000
                                                                                                      ----------

        Total money market mutual funds (cost: $280,000)                                                 280,000
                                                                                                      ----------
CASH AND CASH EQUIVALENTS (1.1%)
      BONY Cash Reserve (cost: $63,120)                                                     63,120        63,120
                                                                                                      ----------
TOTAL INVESTMENTS (100.4%) (COST: $5,055,815)                                                          5,656,156

LIABILITIES IN EXCESS OF OTHER ASSETS (0.4%)                                                             (22,920)
                                                                                                      ----------

NET ASSETS (100.0%)                                                                                   $5,633,236
                                                                                                      ==========

* Non-Income producing securities

The interest rate for short-term notes reflects the yields for those securities as of June 30, 2007.

Percentages shown are based on total net assets.

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                          REPRESENTATION OF INVESTMENTS
                          SOCIALLY RESPONSIVE PORTFOLIO
                            JUNE 30, 2007 (UNAUDITED)

               Industry                       % of Total Net Assets
--------------------------------------        ---------------------
Diversified Financial Services                          9.5%
Diversified Manufacturing                               8.0
Computer Hardware & Software                            7.5
Oil & Oil Services                                      7.3
Apparel                                                 6.7
Telecommunication Services                              6.3
Retail                                                  5.9
Semiconductors                                          5.5
Consumer Finance                                        5.3
Health Care                                             5.0
Money Market Mutual Funds                               5.0
Automotive & Automotive Components                      4.1
Transportation                                          4.0
Recreation                                              3.8
Electrical Equipment                                    2.8
Aerospace & Defense                                     2.5
Metals & Mining                                         2.2
Food & Beverage                                         2.1
Industrial Conglomerates                                2.0
Chemicals                                               1.5
Home Furnishings                                        1.1
Paper and Forest Products                               1.0
Consumer Products                                       0.2
Cash and Cash Equivalents                               1.1
                                                      -----
                                                      100.4
Liabilities in excess of other assets                  (0.4)
                                                      -----

TOTAL INVESTMENTS                                     100.0%
                                                      =====

                          NOTES TO FINANCIAL STATEMENTS

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   The OneAmerica Funds, Inc. (the "Fund") was incorporated under the laws of Maryland on July 26, 1989, and is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. As a "series" type of mutual fund, the Fund issues shares of common stock relating to the investment portfolios consisting of the Value Portfolio, Money Market Portfolio, Investment Grade Bond Portfolio, Asset Director Portfolio and Socially Responsive Portfolio, hereinafter, referred to as Portfolios. Currently, the Fund offers shares only to separate accounts of American United Life Insurance Company(R) (AUL) to serve as an underlying investment vehicle for variable annuity and variable life contracts. The
   Fund commenced operations on April 12, 1990.

   ADVISOR CLASS SHARES

   The Fund issues Class O shares and Advisor Class shares of common stock relating to the same investment portfolios. The Class O shares and the Advisor Class shares are identical in all material respects, except that the Class O shares are not subject to the fee paid pursuant to the 12b-1 distribution plan.

   DISTRIBUTION AND SERVICING (12b-1) PLAN

   Under a plan of distribution and service pertaining to the Advisor Class shares adopted by the Fund in the manner prescribed by Rule 12b-1 under the 1940 Act ("Plan"), the Fund pays insurance companies, broker-dealers, banks, plan sponsors and recordkeepers, and other financial institutions ("Authorized Firms") an aggregate fee in an amount not to exceed on an annual basis 0.30% of the average daily net asset value attributable to the Advisor Class shares of each portfolio, as compensation or reimbursement for services rendered and/or expenses borne, in connection with the financing of the activities and services pursuant to an agreement with an Authorized Firm.

   SOCIALLY RESPONSIVE PORTFOLIO

   Effective March 31, 2006, the Fund began offering a new series of shares, the Socially Responsive Portfolio, out of its previously authorized and allocated shares. The Socially Responsive Portfolio offers both Class O shares and Advisor Class shares. It invests primarily in equity securities of companies whose business practices are considered "socially responsible". Like the other Portfolios in the Fund, it currently offers shares only to separate accounts of AUL to serve as an underlying investment vehicle for variable annuity and variable life contracts.

   INVESTMENTS

   Securities traded on a national or international securities exchange, excluding the NASDAQ national market system, are valued at the last trade price on the primary exchange. Listed securities for which no sale was reported on the valuation date are valued at the mean of the latest bid and ask price. Securities that are principally traded on the NASDAQ national market system are generally valued at the NASDAQ Official Closing Price ("NOCP"). Short-term fixed income securities are valued at amortized cost, which approximates value. Fixed income securities for which representative market quotes are readily available are valued at the latest bid price or the mean of the latest bid and ask price. Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Adviser pursuant to procedures established by and under supervision of the Board of Directors. Certain securities may be priced using a matrix price as provided by a pricing vendor. U.S. Government obligations are valued at the latest bid price; however, short-term obligations maturing in 60 days or less, when purchased, are valued at amortized cost which approximates value.

   The Money Market Portfolio securities are valued at amortized cost. The Portfolio's use of the amortized cost method is conditioned on its compliance with certain provisions of Rule 2a-7 of the Investment Company Act of 1940. AUL (the Investment Advisor) is responsible for reviewing this method of valuation to ensure that the Portfolio securities are reflected at their fair value.

   Security transactions are recorded on the trade date. Realized gains and losses are determined on specific identification basis.

   Discounts and premiums on securities purchased are amortized over the life of the respective securities.

   INCOME AND EXPENSE

   Dividend income is recorded on the ex-dividend date, and interest income is accrued daily. Portfolio expenses are recorded on an accrual basis, and allocated to the share classes based on net assets or another appropriate allocation method, except distribution fees which are allocated only to the Advisor Classes.

   TAXES

   The Fund intends to qualify as a regulated investment company under subchapter M of the Internal Revenue Code. The Fund's policy is to distribute all net investment income and realized capital gains to relieve it from all, or substantially all, federal income taxes. Accordingly, no tax provision is recorded in the financial statements.

   DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS

   For the Money Market Portfolio, dividends from net investment income are declared and paid daily. For all other Portfolios, dividends from net investment income and distributions from net realized gains on investments are declared and paid at least annually.

   The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

   ESTIMATES

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. RELATED PARTY TRANSACTIONS

   On March 31, 2006, AUL purchased 350,000 shares of the Socially Responsive Portfolio for $3,500,000. The purchase was split evenly between the Class O and Advisor Class shares of the Portfolio (175,000 shares of Class O and 175,000 shares of the Advisor Class). As of June 30, 2007, AUL's investment at value in the Socially Responsive Portfolio Class O shares and the Socially Responsive Portfolio Advisor Class shares is $2,015,864 and $2,008,914, respectively.

   The Fund has an investment advisory agreement with AUL to act as its investment advisor.

   Under the Investment Advisory Agreement, the Investment Advisor is compensated for its services by a monthly fee based on an annual percentage of the average daily net assets of each Portfolio as follows:

Value                            0.50%
Money Market                     0.40%
Investment Grade Bond            0.50%
Asset Director                   0.50%
Socially Responsive              0.70%

   For Value Portfolio, Money Market Portfolio, Investment Grade Bond Portfolio and Asset Director Portfolio, AUL has agreed that its fees may be reduced if the aggregate expenses of the Portfolios exceed 1% (1.3% for the Advisor Class) of the average daily net assets during the year. To the extent that AUL has reduced its advisory fees to prevent a Portfolio's aggregate expenses from exceeding 1% (1.3% for the Advisor Class) of its average daily net assets, it may increase its advisory fee during any of the next succeeding 5 years, provided that the aggregate expenses in any given year do not exceed 1% (1.3% for the Advisor Class) of the average daily net assets in that year. The total amount of any increase in AUL's fees will not exceed the amount of the prior fee reduction. Through June 30, 2007, no expenses have been waived.

   For the Socially Responsive Portfolio, AUL has agreed that its fees may be reduced and other expenses reimbursed if the aggregate expenses of the Portfolio exceed 1.2% (1.5% for the Advisor Class) of the average daily net assets during the year. To the extent that AUL has reduced its advisory fees to prevent a Portfolio's aggregate expenses from exceeding 1.2% (1.5% for the Advisor Class) of its average daily net assets, it may increase its advisory fee during any of the next succeeding 3 years, provided that the aggregate expenses in any given year do not exceed 1.2% (1.5% for the Advisor Class) of the average daily net assets in that year. The total amount of any increase in AUL's fees will not exceed the amount of the prior fee reduction. The fees waived to date are as follows:

Year Waived               Amount Waived               Final Recoupment Year
-----------               -------------               ---------------------
   2006                   $      85,157                       2009
   2007                          45,966                       2010

   As of June 30, 2007, $6,057 in waived fees is due from AUL.

   AUL may terminate the policy of reducing its fee and/or assuming Fund expenses upon 30 days prior written notice to the Fund, and in any event, the policy will automatically terminate if the Investment Advisory Agreement is terminated. The total investment advisory fees incurred during the six months ended June 30, 2007 were $2,632,025.

   The Fund has agreed to pay AUL a plan fee as prescribed by Rule 12b-1 under the 1940 Act. The plan fee is used by AUL to pay Authorized Firms for distribution-related services and other investor services with respect to the Advisor Class. The total fees incurred for the six months ended June 30, 2007 for all portfolios was $133,837.

3. OTHER SERVICE AGREEMENTS

   The Fund has agreements with The BNY Mellon Asset Servicing (Bank) whereby the Bank serves as custodian of the securities and other assets of the Fund, as the fund administrator and as the fund accountant. The Fund has an agreement with Unified Fund Services, Inc. (Unified) whereby Unified serves as the fund transfer agent.

4. INVESTMENT TRANSACTIONS

   Purchases and sales of investment securities (excluding short-term securities and money market mutual funds) during the six months ended June 30, 2007 were:

                                                                           Portfolio
                                         -------------------------------------------------------------------------
                                                                         Investment         Asset        Socially
                                             Value       Money Market    Grade Bond       Director      Responsive
                                         ------------    ------------    -----------    ------------    ----------
Common Stock:
  Purchases                              $ 30,499,919    $          -    $ 2,555,152    $ 22,793,036    $  822,188
  Proceeds from sales                      39,273,432               -      2,445,000      17,295,643       267,673
Corporate Bonds:
  Purchases                                         -               -      8,732,631       6,245,314             -
  Proceeds from sales and maturities                -               -     15,148,983      12,269,524             -
Government Bonds:
  Purchases                                         -               -     49,142,884      32,282,636             -
  Proceeds from sales and maturities                -               -     33,492,081      19,917,858             -

Common stock activity includes mutual fund trades.

5. AUTHORIZED CAPITAL SHARES

   The Fund has 620,000,000 authorized shares of $.001 par value capital stock, which includes 8,000,000 unallocated shares. The remaining shares are allocated to each of the Fund's portfolios as follows:

Value Portfolio - Class O                             25,000,000
Value Portfolio - Advisor Class                       12,000,000
Money Market Portfolio - Class O                     400,000,000
Money Market Portfolio - Advisor Class                80,000,000
Investment Grade Bond Portfolio - Class O             25,000,000
Investment Grade Bond Portfolio - Advisor Class       12,000,000
Asset Director Portfolio - Class O                    36,000,000
Asset Director Portfolio - Advisor Class              12,000,000
Socially Responsive Portfolio - Class O                5,000,000
Socially Responsive Portfolio - Advisor Class          5,000,000
                                                     -----------
                                                     612,000,000
                                                     ===========

6. UNREALIZED APPRECIATION (DEPRECIATION)

   Unrealized appreciation (depreciation) for tax purposes at June 30, 2007, is:

                                                                            Net
                                                                         Unrealized
                              Federal      Unrealized    Unrealized     Appreciation/
                              Tax Cost    Appreciation  Depreciation   (Depreciation)
                            ------------  ------------  ------------   --------------
Value                       $330,721,239  $126,594,998  $(7,354,261)   $119,240,737
Money Market                 218,106,028             -           -               -
Investment Grade Bond        132,811,110       400,755   (2,930,108)     (2,529,353)
Asset Director               280,441,502    71,908,180   (5,753,240)     66,154,940
Socially Responsive            5,055,815       701,874     (101,533)        600,341

   The amount of losses recognized for financial reporting purposes in excess of federal income tax reporting purposes as of December 31, 2006, is as follows:

Investment Grade Bond                                     $15,460
Asset Director                                             32,394

7. SHAREHOLDERS

   Shares outstanding at June 30, 2007, are:

                                                         Portfolio
                                   ------------------------------------------------------
                                            Value                     Money Market
                                   --------------------------  --------------------------
                                     Class O    Advisor Class    Class O     Advisor Class
                                   -----------  -------------  -----------   -------------
AUL                                          -             -              -             -
AUL American Unit Trust              3,828,629       246,556     31,714,399     2,665,583
AUL Group Retirement
  Annuity Separate Account II        3,630,373       824,374    125,082,209    22,748,656
AUL Pooled Separate Accounts         3,181,925             -        925,058             -
AUL American Individual
  Unit Trust                           591,628             -      2,517,456             -
AUL American Individual
  Variable Annuity Unit Trust        2,592,194             -     27,800,333             -
AUL American Individual
  Variable Life Unit Trust             459,591             -      3,904,228             -
                                   -----------  ------------   ------------  ------------
                                    14,284,340     1,070,930    191,943,683    25,414,239
                                   ===========  ============   ============  ============

                                                     Portfolio
                               -----------------------------------------------------

                                  Investment Grade Bond          Asset Director
                               --------------------------  ---------------------------
                                  Class O   Advisor Class     Class O    Advisor Class
                               -----------  -------------  -----------   -------------
AUL                                      -             -             -              -
AUL American Unit Trust          1,883,703       111,563     5,047,017        317,788
AUL Group Retirement
  Annuity Separate Account II    3,713,313       221,801     5,700,226      1,432,301
AUL Pooled Separate Accounts     1,560,328             -             -              -
AUL American Individual
  Unit Trust                       305,205             -       561,972              -
AUL American Individual
  Variable Annuity Unit Trust    3,853,519             -     3,451,070              -
AUL American Individual
  Variable Life Unit Trust         463,123             -       526,050              -
                               -----------   -----------   -----------   ------------
                                11,779,191       333,364    15,286,335      1,750,089
                               ===========   ===========   ===========   ============

                                     Socially Responsive
                                ----------------------------
                                   Class O     Advisor Class
                                ------------   -------------
AUL                                  175,843        175,482
AUL American Unit Trust               72,108         33,562
AUL Group Retirement Annuity
  Separate Account II                 32,471          2,203
AUL Pooled Separate Accounts               -              -
AUL American Individual
  Unit Trust                               -              -
AUL American Individual
  Variable Annuity Unit Trust              -              -
AUL American Individual
  Variable Life Unit Trust                 -              -
                                ------------    -----------
                                     280,422        211,247
                                ============    ===========

8. FEDERAL TAX INFORMATION (unaudited)

   The tax components of dividends paid for the years ending December 31, 2006 and December 31, 2005 were as follows:

                                               Value                    Money Market
                                    ---------------------------   -------------------------
                                      12/31/06       12/31/05      12/31/06      12/31/05
                                    ------------    -----------   -----------   -----------
Ordinary income                     $  5,588,967    $ 4,979,249   $ 9,373,421   $ 5,208,357
Long-term capital gains               26,057,877     20,793,698             -             -

                                       Investment Grade Bond           Asset Director
                                    ---------------------------   -------------------------
                                       12/31/06       12/31/05     12/31/06      12/31/05
                                    -------------   -----------   -----------   -----------
Ordinary income                     $  6,528,038    $ 5,855,463   $ 6,567,638   $ 4,258,730
Long-term capital gains                        -              -    11,719,393     8,474,299

                                           Socially Responsive
                                           -------------------
                                                12/31/06
                                                --------
Ordinary income                                 $17,382
Long-term capital gains                               -

   As of December 31, 2006, the components of distributable earnings (accumulated deficit) on a tax basis were as follows:

                                                                 Investment                       Socially
                                    Value        Money Market    Grade Bond    Asset Director    Responsive
                                ------------    -------------    -----------   ---------------   ----------
Undistributed ordinary income   $      3,180    $          40    $     6,345   $        88,669   $      127
Undistributed long-term gain         255,669                -              -           126,122            -

   Undistributed ordinary income amounts include distributions from short-term capital gains.

   For federal income tax purposes, the Funds indicated below have capital loss carryforwards as of December 31, 2006 which are available to offset future capital gains, if any. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such amounts.

                                         Capital Loss
                                         Carryforward    Expiration
                                        --------------   ----------
Investment Grade Bond Portfolio         $       58,824      2011
Investment Grade Bond Portfolio              1,173,557      2014
Money Market Portfolio                              40      2013
Socially Responsive Portfolio                   12,231      2014

   Capital losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Investment Grade Bond Portfolio and Socially Responsive Portfolio deferred post-October losses in the amount of $113,390 and $658, respectively, during 2006.

9. INDEMNIFICATIONS

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

10. NEW ACCOUNTING PRONOUNCEMENTS

   In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more likely than not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. It is required as of the date of the last Net Asset Value ("NAV") calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date.

   The Fund is open to exam from the Internal Revenue Service and the State of Maryland, its state of domicile, for tax years 2003, 2004, 2005, and 2006. There are currently no exams in progress and the Fund does not expect any exams for these tax years in the future.

   FIN 48 requires the Fund to report any interest and penalties incurred during the open tax years and to evaluate the likelihood that any tax provision will increase or decrease significantly in the future. The Fund has not incurred any interest and penalties during any open tax years. The Fund has determined that no uncertain tax positions exist and, accordingly, has not accrued any liability for such positions. The Fund does not expect any liability for uncertain tax positions to significantly increase or decrease in future periods.

   In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim period within those fiscal years. As of December 31, 2006, the Fund does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the statement of operations for a fiscal period.

                              FINANCIAL HIGHLIGHTS

The per share amounts are based on shares outstanding throughout the year.

                                                                      VALUE PORTFOLIO - CLASS O
                                         ----------------------------------------------------------------------------------
                                              For the                              For years ended
                                         six months ended    --------------------------------------------------------------
                                           June 30, 2007      Dec. 31,     Dec. 31,     Dec. 31,      Dec. 31,     Dec. 31,
                                            (Unaudited)         2006         2005         2004          2003         2002
                                         ----------------    ---------    ---------    ----------    ---------    ---------
PER SHARE OPERATING PERFORMANCE:
Net investment income*                      $    0.19        $    0.39    $    0.29    $     0.23    $    0.19    $    0.19
Net gain (loss) on investments                   3.15             2.98         2.11          3.10         5.78        (1.47)
                                            ---------        ---------    ---------    ----------    ---------    ---------
  Total from investment operations               3.34             3.37         2.40          3.33         5.97        (1.28)
                                            ---------        ---------    ---------    ----------    ---------    ---------
Shareholder distributions
  Net investment income                             -            (0.39)       (0.29)        (0.18)       (0.18)       (0.18)
  Realized gain                                     -            (1.79)       (1.59)        (1.07)           -        (0.53)
  Return of capital                                 -                -            -             -            -        (0.02)
                                            ---------        ---------    ---------    ----------    ---------    ---------
Net increase (decrease)                          3.34             1.19         0.52          2.08         5.79        (2.01)
Net asset value at beginning of period          25.96            24.77        24.25         22.17        16.38        18.39
                                            ---------        ---------    ---------    ----------    ---------    ---------
Net asset value at end of period            $   29.30        $   25.96    $   24.77    $    24.25    $   22.17    $   16.38
                                            =========        =========    =========    ==========    =========    =========

TOTAL RETURN**                                  12.8%            13.5%         9.9%         15.0%        36.5%        (7.0%)

SUPPLEMENTAL DATA:
Net assets, end of period (000)             $ 418,489        $ 386,081    $ 355,415    $  326,227    $ 192,940    $ 127,527

Ratio to average net assets:
  Expenses                                      0.57%***         0.59%        0.61%         0.60%        0.60%        0.57%
  Net investment income                         1.40%***         1.47%        1.18%         1.00%        1.01%        1.05%

Portfolio turnover rate                            8%              12%          17%           19%          30%          11%

*     Net investment income is calculated based on average shares.
** The total return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestments of dividends and distributions. Total returns for periods less than one year are not annualized.
***   Annualized.

    The accompanying notes are an integral part of the financial statements.

                              FINANCIAL HIGHLIGHTS

The per share amounts are based on shares outstanding throughout the year.

                                                         VALUE PORTFOLIO - ADVISOR CLASS
                                ----------------------------------------------------------------------------------------------

                                                                                                              For the period
                                For the six months                      For years ended                     March 31, 2003****
                                ended June 30, 2007    -------------------------------------------------         through
                                    (Unaudited)        Dec. 31, 2006      Dec. 31, 2005    Dec. 31, 2004      Dec. 31, 2003
                                -------------------    ---------------    -------------    -------------    ------------------
PER SHARE OPERATING
  PERFORMANCE:
Net investment income*             $       0.15        $          0.32    $        0.23    $        0.18       $     0.10
Net gain on investments                    3.12                   2.94             2.10             3.06             6.62
                                   ------------        ---------------    -------------    -------------       ----------
  Total from investment
    operations                             3.27                   3.26             2.33             3.24             6.72
                                   ------------        ---------------    -------------    -------------       ----------
Shareholder distributions
  Net investment income                       -                  (0.33)           (0.25)           (0.15)           (0.12)
  Realized gain                               -                  (1.79)           (1.59)           (1.07)               -
  Return of capital                           -                      -                -                -                -
                                   ------------        ---------------    -------------    -------------       ----------
Net increase                               3.27                   1.14             0.49             2.02             6.60
Net asset value at
  beginning of period                     25.79                  24.65            24.16            22.14            15.54
                                   ------------        ---------------    -------------    -------------       ----------
Net asset value at
  end of period                    $      29.06        $         25.79    $       24.65    $       24.16       $    22.14
                                   ============        ===============    =============    =============       ==========
TOTAL RETURN**                            12.7%                  13.2%             9.6%            14.6%            43.3%

SUPPLEMENTAL DATA:
Net assets, end
  of period (000)                  $     31,123        $        24,222    $       9,863    $       2,062       $        5

Ratio to average net assets:
  Expenses                                0.87%***               0.88%            0.92%            0.90%            0.86%***
  Net investment income                   1.11%***               1.22%            0.90%            0.82%            0.76%***

Portfolio turnover rate                      8%                    12%              17%              19%              30%

*     Net investment income is calculated based on average shares.
** The total return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestments of dividends and distributions. Total returns for periods less than one year are not annualized.
***   Annualized.
****  Commencement of operations.

    The accompanying notes are an integral part of the financial statements.

                              FINANCIAL HIGHLIGHTS

The per share amounts are based on shares outstanding throughout the year.

                                                               MONEY MARKET PORTFOLIO - CLASS O
                                      -------------------------------------------------------------------------------------------

                                             For the                                  For years ended
                                         six months ended    --------------------------------------------------------------------
                                           June 30, 2007      Dec. 31,      Dec. 31,        Dec. 31,       Dec. 31,      Dec. 31,
                                           (Unaudited)          2006          2005            2004           2003          2002
                                      -------------------    ---------      ---------      ---------      ---------     ---------
PER SHARE OPERATING PERFORMANCE:
Net investment income*                      $   0.024        $   0.045      $   0.027      $   0.009      $   0.006     $    0.01
Net gain (loss) on investments                      -                -              -              -              -             -
                                            ---------        ---------      ---------      ---------      ---------     ---------
  Total from investment operations              0.024            0.045          0.027          0.009          0.006          0.01
                                            ---------        ---------      ---------      ---------      ---------     ---------
Shareholder distributions
  Net investment income                        (0.024)          (0.045)        (0.027)        (0.009)        (0.006)        (0.01)

Net increase (decrease)                             -                -              -              -              -             -
Net asset value at
  beginning of period                            1.00             1.00           1.00           1.00           1.00          1.00
                                            ---------        ---------      ---------      ---------      ---------     ---------
Net asset value at end of period            $    1.00        $    1.00      $    1.00      $    1.00      $    1.00     $    1.00
                                            =========        =========      =========      =========      =========     =========
TOTAL RETURN**                                   2.4%             4.6%           2.7%           0.9%           0.6%          1.2%

SUPPLEMENTAL DATA:
Net assets, end of period (000)             $ 191,944        $ 195,104      $ 179,484      $ 190,589      $ 208,405     $ 244,933
Ratio to average net assets:
  Expenses                                      0.49%***         0.50%          0.51%          0.51%          0.52%         0.48%
  Net investment income                         4.81%***         4.49%          2.69%          0.85%          0.62%         1.20%

*     Net investment income is calculated based on average shares.
** The total return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestments of dividends and distributions. Total returns for periods less than one year are not annualized.
***   Annualized.

    The accompanying notes are an integral part of the financial statements.

                              FINANCIAL HIGHLIGHTS

The per share amounts are based on shares outstanding throughout the year.

                                                          MONEY MARKET PORTFOLIO - ADVISOR CLASS
                                ----------------------------------------------------------------------------------------------
                                                                                                              For the period
                                For the six months                   For years ended                        March 31, 2003****
                                ended June 30, 2007    -------------------------------------------------         through
                                    (Unaudited)        Dec. 31, 2006      Dec. 31, 2005    Dec. 31, 2004      Dec. 31, 2003
                                -------------------    ---------------    -------------    -------------    ------------------
PER SHARE OPERATING
  PERFORMANCE:
Net investment income*             $       0.022       $         0.042    $       0.025    $       0.006      $       0.002
                                               -                     -                -                -                  -
                                   -------------       ---------------    -------------    -------------      -------------
Net gain (loss) on investments
  Total from investment
    operations                             0.022                 0.042            0.025            0.006              0.002
                                   -------------       ---------------    -------------    -------------      -------------
Shareholder distributions
  Net investment income                   (0.022)               (0.042)          (0.025)          (0.006)            (0.002)

Net increase (decrease)                        -                     -                -                -                  -
Net asset value at beginning of
  period                                    1.00                  1.00             1.00             1.00               1.00
                                   -------------       ---------------    -------------    -------------      -------------
Net asset value at end of
  period                           $        1.00       $          1.00    $        1.00    $        1.00      $        1.00
                                   =============       ===============    =============    =============      =============

TOTAL RETURN**                              2.2%                  4.3%             2.4%             0.6%               0.2%

SUPPLEMENTAL DATA:
Net assets, end of period (000)    $      25,414       $        18,821    $      11,081    $       4,148      $          34
Ratio to average net assets:
  Expenses                                 0.79%***              0.80%            0.81%            0.80%              0.85%***
  Net investment income                    4.51%***              4.24%            2.50%            0.78%              0.20%***

*     Net investment income is calculated based on average shares.
** The total return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestments of dividends and distributions. Total returns for periods less than one year are not annualized.
***   Annualized.
****  Commencement of operations.

    The accompanying notes are an integral part of the financial statements.

                              FINANCIAL HIGHLIGHTS

The per share amounts are based on shares outstanding throughout the year.

                                                               INVESTMENT GRADE BOND PORTFOLIO - CLASS O
                                         ----------------------------------------------------------------------------------------

                                             For the                                  For years ended
                                         six months ended    --------------------------------------------------------------------
                                           June 30, 2007      Dec. 31,      Dec. 31,        Dec. 31,       Dec. 31,      Dec. 31,
                                           (Unaudited)         2006           2005            2004          2003           2002
                                         ----------------    ---------      ---------      ---------      ---------     ---------
PER SHARE OPERATING PERFORMANCE:
Net investment income*                       $    0.27       $    0.53      $    0.46      $    0.46      $    0.48     $    0.56
Net gain (loss) on investments                   (0.16)          (0.11)         (0.21)         (0.01)          0.06          0.29
                                             ---------       ---------      ---------      ---------      ---------     ---------
  Total from investment operations                0.11            0.42           0.25           0.45           0.54          0.85
                                             ---------       ---------      ---------      ---------      ---------     ---------
Shareholder distributions
  Net investment income                              -           (0.58)         (0.46)         (0.42)         (0.50)        (0.49)
  Realized gain                                      -               -              -              -              -         (0.01)
  Return of capital                                  -               -              -              -              -         (0.01)
                                             ---------       ---------      ---------      ---------      ---------     ---------
Net increase (decrease)                           0.11           (0.16)         (0.21)          0.03           0.04          0.34
Net asset value at
  beginning of period                            10.74           10.90          11.11          11.08          11.04         10.70
                                             ---------       ---------      ---------      ---------      ---------     ---------
Net asset value at end of period             $   10.85       $   10.74      $   10.90      $   11.11      $   11.08     $   11.04
                                             =========       =========      =========      =========      =========     =========

TOTAL RETURN**                                    1.1%            3.8%           2.1%           4.1%           4.9%          7.9%

SUPPLEMENTAL DATA:
Net assets, end of period (000)              $ 127,848       $ 124,630      $ 143,020      $ 140,848      $ 124,745     $ 118,958
Ratio to average net assets:
  Expenses                                       0.65%***        0.64%          0.64%          0.66%          0.65%         0.59%
  Net investment income                          5.02%***        4.86%          4.10%          4.09%          4.24%         5.10%
Portfolio turnover rate                            43%             67%            35%            55%           143%           97%

*     Net investment income is calculated based on average shares.
** The total return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestments of dividends and distributions. Total returns for periods less than one year are not annualized.
***   Annualized.

    The accompanying notes are an integral part of the financial statements.

                              FINANCIAL HIGHLIGHTS

The per share amounts are based on shares outstanding throughout the year.

                                                               INVESTMENT GRADE BOND PORTFOLIO - ADVISOR CLASS
                                        ------------------------------------------------------------------------------------------

                                                                                                                 For the period
                                        For the six months                    For years ended                   March 31, 2003****
                                        ended June 30, 2007   -----------------------------------------------       through
                                            (Unaudited)        Dec. 31, 2006    Dec. 31, 2005   Dec. 31, 2004     Dec. 31, 2003
                                        -------------------   ---------------   -------------   -------------   ----------------
PER SHARE OPERATING PERFORMANCE:
Net investment income*                    $         0.25      $          0.50   $        0.43   $        0.42     $        0.29
Net gain (loss) on investments                     (0.16)               (0.11)          (0.22)              -              0.03
                                          --------------      ---------------   -------------   -------------     -------------
  Total from investment operations                  0.09                 0.39            0.21            0.42              0.32
                                          --------------      ---------------   -------------   -------------     -------------

Shareholder distributions
  Net investment income                                -                (0.55)          (0.43)          (0.39)            (0.37)
  Realized gain                                        -                    -               -               -                 -
  Return of capital                                    -                    -               -               -                 -
                                          --------------      ---------------   -------------   -------------     -------------

Net increase (decrease)                             0.09                (0.16)          (0.22)           0.03             (0.05)
Net asset value at beginning of period             10.72                10.88           11.10           11.07             11.12
                                          --------------      ---------------   -------------   -------------     -------------
Net asset value at end of period          $        10.81      $         10.72   $       10.88   $       11.10     $       11.07
                                          ==============      ===============   =============   =============     =============

TOTAL RETURN**                                      0.9%                 3.5%            1.8%            3.8%              2.9%

SUPPLEMENTAL DATA:
Net assets, end of period (000)           $        3,602      $         3,515   $       2,997   $       2,270     $       1,397

Ratio to average net assets:
  Expenses                                         0.95%***             0.94%           0.94%           0.96%             0.99%***
  Net investment income                            4.72%***             4.58%           3.81%           3.76%             3.97%***

Portfolio turnover rate                              43%                  67%             35%             55%              143%

*     Net investment income is calculated based on average shares.
** The total return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestments of dividends and distributions. Total returns for periods less than one year are not annualized.
***   Annualized.
****  Commencement of operations.

    The accompanying notes are an integral part of the financial statements.

                              FINANCIAL HIGHLIGHTS

The per share amounts are based on shares outstanding throughout the year.

                                                                   ASSET DIRECTOR PORTFOLIO - CLASS O
                                      -------------------------------------------------------------------------------------------

                                             For the                                  For years ended
                                         six months ended    --------------------------------------------------------------------
                                           June 30, 2007      Dec. 31,      Dec. 31,        Dec. 31,       Dec. 31,      Dec. 31,
                                           (Unaudited)          2006          2005            2004           2003          2002
                                      -------------------    ---------      ---------      ---------      ---------     ---------
PER SHARE OPERATING PERFORMANCE:
Net investment income*                      $    0.24        $    0.46      $    0.35      $    0.30      $    0.30     $    0.35
Net gain (loss) on investments                   1.44             1.43           1.02           1.63           3.36         (0.72)
                                            ---------        ---------      ---------      ---------      ---------     ---------
  Total from investment operations               1.68             1.89           1.37           1.93           3.66         (0.37)
                                            ---------        ---------      ---------      ---------      ---------     ---------

Shareholder distributions
  Net investment income                             -            (0.44)         (0.33)         (0.29)         (0.28)        (0.33)
  Realized gain                                     -            (0.78)         (0.67)         (0.75)             -         (0.30)
  Return of capital                                 -                -              -              -              -         (0.01)
                                            ---------        ---------      ---------      ---------      ---------     ---------

Net increase (decrease)                          1.68             0.67           0.37           0.89           3.38         (1.01)
Net asset value at beginning of
   period                                       18.71            18.04          17.67          16.78          13.40         14.41
                                            ---------        ---------      ---------      ---------      ---------     ---------
Net asset value at end of period            $   20.39        $   18.71      $   18.04      $   17.67      $   16.78     $   13.40
                                            =========        =========      =========      =========      =========     =========

TOTAL RETURN**                                   9.0%            10.5%           7.7%          11.5%          27.5%         (2.6%)

SUPPLEMENTAL DATA:
Net assets, end of period (000)             $ 311,635        $ 271,853      $ 227,950      $ 197,688      $ 162,254     $ 107,053

Ratio to average net assets:
  Expenses                                      0.59%***         0.60%          0.62%          0.61%          0.61%         0.59%
  Net investment income                         2.42%***         2.44%          1.94%          1.77%          2.02%         2.47%

Portfolio turnover rate                           16%              28%            17%            31%            59%           33%

*     Net investment income is calculated based on average shares.
** The total return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestments of dividends and distributions. Total returns for periods less than one year are not annualized.
***   Annualized.

    The accompanying notes are an integral part of the financial statements.

                              FINANCIAL HIGHLIGHTS

The per share amounts are based on shares outstanding throughout the year.

                                                                  ASSET DIRECTOR PORTFOLIO - ADVISOR CLASS
                                        ------------------------------------------------------------------------------------------

                                                                                                                 For the period
                                        For the six months                    For years ended                  March 31, 2003****
                                        ended June 30, 2007   -----------------------------------------------       through
                                            (Unaudited)        Dec. 31, 2006    Dec. 31, 2005   Dec. 31, 2004     Dec. 31, 2003
                                        -------------------   ---------------   -------------   -------------  ------------------
PER SHARE OPERATING PERFORMANCE:
Net investment income*                    $         0.21      $          0.41   $        0.30   $        0.25     $        0.18
Net gain on investments                             1.43                 1.42            1.00            1.66              3.82
                                          --------------      ---------------   -------------   -------------     -------------
  Total from investment operations                  1.64                 1.83            1.30            1.91              4.00
                                          --------------      ---------------   -------------   -------------     -------------

Shareholder distributions
  Net investment income                                -                (0.39)          (0.29)          (0.27)            (0.19)
  Realized gain                                        -                (0.78)          (0.67)          (0.75)                -
  Return of capital                                    -                    -               -               -                 -
                                          --------------      ---------------   -------------   -------------     -------------

Net increase                                        1.64                 0.66            0.34            0.89              3.81
Net asset value at beginning of period             18.66                18.00           17.66           16.77             12.96
                                          --------------      ---------------   -------------   -------------     -------------
Net asset value at end of period          $        20.30      $         18.66   $       18.00   $       17.66     $       16.77
                                          ==============      ===============   =============   =============     =============

TOTAL RETURN**                                      8.8%                10.2%            7.3%           11.4%             30.8%

SUPPLEMENTAL DATA:
Net assets, end of period (000)           $       35,526      $        28,135   $      15,679   $       6,635     $         223

Ratio to average net assets:
  Expenses                                         0.89%***             0.90%           0.92%           0.92%             0.89%***
  Net investment income                            2.13%***             2.16%           1.66%           1.50%             1.61%***

Portfolio turnover rate                              16%                  28%             17%             31%               59%

*     Net investment income is calculated based on average shares.
** The total return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestments of dividends and distributions. Total returns for periods less than one year are not annualized.
***   Annualized.
****  Commencement of operations.

    The accompanying notes are an integral part of the financial statements.

                              FINANCIAL HIGHLIGHTS

The per share amounts are based on shares outstanding throughout the year.

                                                     SOCIALLY RESPONSIVE PORTFOLIO - CLASS O
                                                   -------------------------------------------
                                                                              For the period
                                                   For the six months       March 31, 2006****
                                                   ended June 30, 2007            through
                                                       (Unaudited)           December 31, 2006
                                                   -------------------      ------------------

PER SHARE OPERATING PERFORMANCE:
Net investment income*                                 $     0.05               $     0.06
Net gain on investments                                      1.20                     0.20
                                                       ----------               ----------
  Total from investment operations                           1.25                     0.26
                                                       ----------               ----------

Shareholder distributions
  Net investment income                                         -                    (0.05)
  Realized gain                                                 -                        -
  Return of capital                                             -                        -
                                                       ----------               ----------

Net increase                                                 1.25                     0.21
Net asset value at beginning of period                      10.21                    10.00
                                                       ----------               ----------
Net asset value at end of period                       $    11.46               $    10.21
                                                       ==========               ==========

TOTAL RETURN**                                              12.3%                     2.6%

SUPPLEMENTAL DATA:
Net assets, end of period (000)                        $    3,215               $    2,561

Ratio to average net assets:
  Expenses                                                  1.20%***                 1.20%***
  Expenses before waiver                                    2.99%***                 4.40%***
  Net investment income                                     0.86%***                 0.81%***

Portfolio turnover rate                                        6%                       3%

*     Net investment income is calculated based on average shares.
** The total return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestments of dividends and distributions. Total returns for periods less than one year are not annualized.
***   Annualized.
****  Commencement of operations.

    The accompanying notes are an integral part of the financial statements.

                              FINANCIAL HIGHLIGHTS

The per share amounts are based on shares outstanding throughout the year.

                                                  SOCIALLY RESPONSIVE PORTFOLIO - ADVISOR CLASS
                                                  ---------------------------------------------
                                                                              For the period
                                                   For the six months       March 31, 2006****
                                                   ended June 30, 2007            through
                                                       (Unaudited)            December 31, 2006
                                                   -------------------      -------------------

PER SHARE OPERATING PERFORMANCE:
Net investment income*                                 $     0.03               $     0.04
Net gain on investments                                      1.21                     0.20
                                                       ----------               ----------
  Total from investment operations                           1.24                     0.24
                                                       ----------               ----------

Shareholder distributions
  Net investment income                                         -                    (0.03)
  Realized gain                                                 -                        -
  Return of capital                                             -                        -
                                                       ----------               ----------

Net increase                                                 1.24                     0.21
Net asset value at beginning of period                      10.21                    10.00
                                                       ----------               ----------
Net asset value at end of period                       $    11.45               $    10.21
                                                       ==========               ==========

TOTAL RETURN**                                              12.2%                     2.4%

SUPPLEMENTAL DATA:
Net assets, end of period (000)                        $    2,418               $    1,832

Ratio to average net assets:
  Expenses                                                  1.50%***                 1.50%***
  Expenses before waiver                                    3.30%***                 4.73%***
  Net investment income                                     0.58%***                 0.51%***

Portfolio turnover rate                                        6%                       3%

*     Net investment income is calculated based on average shares.
** The total return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestments of dividends and distributions. Total returns for periods less than one year are not annualized.
***   Annualized.
****  Commencement of operations.

    The accompanying notes are an integral part of the financial statements.

                          OTHER INFORMATION (UNAUDITED)

ADVISORY AGREEMENT

At a meeting of the Board of Directors held on February 23, 2007, the Board approved the Advisory Agreement between the Fund and its Advisor, AUL. In considering this matter, the Board considered the nature and extent and quality of services provided by the Investment Advisor, the investment performance of the portfolios, the costs of services and profitability of the Advisor, economies of scale realized by the Fund, and any fallout benefits realized by virtue of the arrangement between the Fund and the Advisor.

The Board considered the quality of the Fund's investment management over both the short and long-term periods, and took into account the organizational depth and stability of the Advisor. The Advisor has been managing investments for more than three decades. The Advisor's portfolio managers have extensive education and experience, several earning MBAs and CFA designations. The team oversees the management of a sizeable portfolio. The Advisor adheres to a sound, disciplined investment management process, and the portfolio management team has considerable experience, stability and depth. The Board concluded that the Advisor's experience, stability, depth and performance, among other factors, warranted continuation of the advisory agreement.

The Board next considered the performance of the portfolios, including any periods of relative out-performance or underperformance. The Board concluded that the portfolios have performed in line with expectations, and that their results have been consistent with their investment strategies. Each of the portfolios provided close tracking of its index benchmark and exceeded the average returns of its peer group, in many cases.

The Board also reviewed the fees and total expenses of the portfolios (each as a percentage of average net assets) and compared such amounts with the average fee and expense levels of other similar portfolios. They also noted the voluntary fee waivers that the Advisor put into effect complex-wide during the past year. They also reviewed the financial strength of the Advisor, ratings from the various rating agencies, and the fee charged by the Advisor for the services under the agreement. Based on the information presented by the Advisor, members of the Board then determined, in their business judgment, that the relatively low level of the fees charged by the Advisor will benefit the portfolios and their shareholders.

Finally, the Board concluded that the expenses are average to below average based on Morningstar peer comparisons. The portfolios have realized economies of scale as they have grown. The cost to shareholders (and, ultimately, to participants) has declined almost 40 basis points from the 1.00% (and the 1.30% for Advisor Class) maximum fee established at inception. Furthermore, the Investment Grade Bond and the Asset Director portfolios have benefited from better pricing, at times, due to the occasional aggregation of trades for these portfolios with trades for the Advisor's general account.

Based on the information provided to the Fund's Board of Directors and the considerations and conclusions above, the Board concluded that the factors considered justified the renewal of the investment advisory agreement for a period of one year continuing until the regularly scheduled meeting of the Board of Directors in February, 2008.

PROXY VOTING POLICIES AND PROCEDURES

A description of the polices and procedures that the Fund uses to determine how to vote proxies relating to securities held in each portfolio is available, without charge and upon request, by calling 1-800-249-6269. This information is also available by accessing the SEC website at http://www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The filing will be available, upon request, by calling 1-800-249-6269 (x4198). Furthermore, you can obtain a copy of the filing on the SEC's website at http://www.sec.gov. The Fund's Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

                       MANAGEMENT OF THE FUND (UNAUDITED)

MANAGEMENT INFORMATION

Overall responsibility for management of the Fund rests with the Board of Directors, who are elected by the shareholders of the Fund. The Directors elect the officers of the Fund to actively supervise its day-to-day operations.

                                                                                              NUMBER OF
                                                                 PRINCIPAL                    PORTFOLIOS IN    OTHER
                           CURRENT             TERM OF OFFICE    OCCUPATION(S)                FUND COMPLEX     DIRECTORSHIPS
NAME, ADDRESS,             POSITION            AND LENGTH        DURING THE                   OVERSEEN BY      HELD BY
AND AGE IN 2007            WITH THE FUND       OF SERVICE        PAST 5 YEARS                 DIRECTOR         DIRECTOR/NOMINEE
----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS
---------------------
DONALD J. STUHLDREHER      Chairman of the     Indefinite,       Retired since 1990               5            None
4210 Statesman Drive       Board               06/29/2004 to
Indianapolis, IN 46250                         present;
age 71                     Director            12/14/2001 to
                                               present

JEAN L. WOJTOWICZ          Director,           Indefinite,       President, Cambridge             5            First Merchants
7107 Royal Oakland Ct.     Chairman            9/22/2003 to      Capital Management                            Corp.; Vectren
Indianapolis, IN 46236     Audit               present           Corp. (1983-Present)                          Corp.; First
age 49                     Committee                                                                           Internet Bank of
                                                                                                               Indiana

GILBERT F. VIETS           Director            Indefinite,       Deputy Commissioner              5            St. Vincent
2105 N. Meridian St.                           9/27/2004 to      and Chief of Staff,                           Indianapolis
Suite 400                                      present           Indiana Department of                         Hospital
Indianapolis, IN 46202                                           Transportation (12/2006
Age 64                                                           to present); State of
                                                                 Indiana Office of
                                                                 Management & Budget
                                                                 (2005 to 12/2006);
                                                                 Chief Financial Officer/
                                                                 Chief Restructuring
                                                                 Officer/Special Assistant
                                                                 to the Chairman,
                                                                 ATA Holdings, Inc.
                                                                 (7/2004 to 11/2005);
                                                                 Associate Clinical
                                                                 Professor, Indiana
                                                                 University (8/2002 to
                                                                 7/2004)

STEPHEN J. HELMICH         Director            Indefinite,       President, Cathedral High        5            None
307 Galahad Drive                              12/17/2004 to     School (1999 to present)
Franklin, IN 46131                             present
age 58

MANAGEMENT INFORMATION (CONTINUED) (UNAUDITED)

                                                                                              NUMBER OF
                                                                 PRINCIPAL                    PORTFOLIOS IN    OTHER
                           CURRENT             TERM OF OFFICE    OCCUPATION(S)                FUND COMPLEX     DIRECTORSHIPS
NAME, ADDRESS,             POSITION            AND LENGTH        DURING THE                   OVERSEEN BY      HELD BY
AND AGE IN 2007            WITH THE FUND       OF SERVICE        PAST 5 YEARS                 DIRECTOR         DIRECTOR/NOMINEE
----------------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS
--------------------
JAMES W. MURPHY            Director            Indefinite,       Senior Vice Pres.                5            None
11800 Pebblepoint Pass                         7/26/1989 to      Corporate Finance
Carmel, IN 46033                               present           American United
age 71                                                           Life Insurance
                                                                 Company(R) (5/01/1997
                                                                 until his retirement
                                                                 on 4/01/2000)

The following table shows the Executive Officers of the Fund, their addresses, their ages, their positions with the Fund, their terms of office and length of time served in such positions, and their principal occupations during the past five years.

                           CURRENT POSITION     TERM OF OFFICE AND       PRINCIPAL OCCUPATIONS DURING
NAME AND AGE IN 2007*      WITH THE FUND        LENGTH OF SERVICE        THE PAST FIVE YEARS
-------------------------------------------------------------------------------------------------------------------------------
DAYTON H. MOLENDORP        President            Indefinite,              Chairman, AUL (2/2007 to present);
age 60                                          9/2004 to                President & Chief Executive Officer, AUL
                                                present                  (9/2004 to present); Acting President, AUL
                                                                         (5/2004 to 9/2004); Executive Vice President,
                                                                         AUL (2/2003 to 5/2004); Senior Vice President,
                                                                         Individual Operations, AUL (9/1999 to 2/2003)

CONSTANCE E. LUND          Treasurer            Indefinite,              Senior Vice President, Corporate Finance, AUL
age 54                                          2/2/2000                 (1/2000 to present)
                                                to present

THOMAS M. ZUREK            Secretary            Indefinite,              General Counsel and Secretary, AUL (8/2002 to
age 59                                          12/13/2002               present); Partner, Nymast, Good, Voigts, West,
                                                to present               Hansel, and O'Brien (1992-1998; 2001-8/2002);

DANIEL SCHLUGE             Asst. Treasurer      Indefinite,              Controller, AUL (7/2000 to present)
age 47                                          2/23/2007 to
                                                present;

*The Executive Officers of the Fund can be reached at One American Square,
 Indianapolis, Indiana 46282.

The Fund's Statement of Additional Information contains additional information about the Fund's Directors and is available without charge, upon request, by calling 1-800-249-6269.

                             OneAmerica(R) Funds, Inc.               (C) 2007 OneAmerica Financial Partners, Inc. All rights
                             One American Square, P.O. Box 368       reserved. OneAmerica(R) and the OneAmerica banner are all
[LOGO OF ONEAMERICA]         Indianapolis, IN 46206-0368             registered trademarks of OneAmerica Financial Partners, Inc.
   ONEAMERICA(R)             (317) 285-1111
Funds, Inc.                  www.oneamerica.com

P-12757 8/15/07                                                                                                   P-12757 8/15/07

ITEM 2. CODE OF ETHICS.

Not applicable with semi annual filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable with semi annual filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable with semi annual filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

    (a) The President and Treasurer of the registrant have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30-3(c) under the Investment Company Act of 1940, as amended) provide reasonable assurances that material information relating to the Fund is made known to them by appropriate persons, based on their evaluations of these controls and procedures as of a date within 90 days of the filing of this report.

    (b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)  Not applicable with semi annual filing.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto.

(b) Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) OneAmerica Funds, Inc.

By (Signature and Title)*           /s/ Dayton H. Molendorp
                       ---------------------------------------------------------
                                    Dayton H. Molendorp, President
Date  August 31, 2007
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)            /s/ Dayton H. Molendorp
                       ---------------------------------------------------------
                                    Dayton H. Molendorp, President
Date  August 31, 2007
    ----------------------------------------------------------------------------

By (Signature and Title)*           /s/ Constance E. Lund
    ----------------------------------------------------------------------------
                                    Constance E. Lund, Treasurer
Date  August 31, 2007
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.